Schedule of Investments (unaudited) March 31, 2020	iShares Russell 2000 Small-Cap Index Fund (Percentages shown are based on Net Assets)

Mutual Fund	Value
Master Small Cap Index Series of Quantitative Master Series LLC	$1,643,418,066

Total Investments (Cost — $2,096,593,902) — 100.0%	1,643,418,066

Liabilities in Excess of Other Assets — (0.0)%	(270,948)

Net Assets — 100.0%	$1,643,147,118

iShares Russell 2000 Small-Cap Index Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Master Small Cap Index Series (the “Series”), which has the same investment objective and strategies as the Fund. As of March 31, 2020, the value of the investment and the percentage owned by the Fund of the Series was $1,643,418,066 and 66.8%, respectively.

The Fund records its investment in the Series at fair value. The Fund’s investment in the Series is valued pursuant to the pricing policies approved by the Board of Directors of the Series.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

1

Schedule of Investments (unaudited) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 97.8%

Advertising Agencies — 0.1%
Boston Omaha Corp., Class A(a)(b)	17,734	$321,163
Cardlytics, Inc.(a)(b)	23,660	827,154
Clear Channel Outdoor Holdings, Inc.(a)	75,454	48,291
Emerald Holding, Inc.	64,654	167,454
Fluent, Inc.(a)	64,666	75,659
Marchex, Inc., Class B(a)	54,767	79,412
MDC Partners, Inc., Class A(a)	88,049	127,671
National CineMedia, Inc.	100,163	326,531
QuinStreet, Inc.(a)	75,111	604,643
Viad Corp.	33,159	703,966

		3,281,944

Aerospace — 1.0%
AAR Corp.	55,382	983,584
Aerojet Rocketdyne Holdings, Inc.(a)(b)	121,101	5,065,655
AeroVironment, Inc.(a)	36,037	2,196,816
Astronics Corp.(a)(b)	38,565	354,027
Axon Enterprise, Inc.(a)(b)	96,718	6,844,733
Cubic Corp.	51,920	2,144,815
Ducommun, Inc.(a)	17,370	431,644
Kaman Corp.	45,990	1,769,235
Kratos Defense & Security Solutions, Inc.(a)(b)	149,457	2,068,485
Moog, Inc., Class A	51,586	2,606,641
Triumph Group, Inc.	77,157	521,581

		24,987,216

Agriculture, Fishing & Ranching — 0.5%
Alico, Inc.	8,101	251,455
Andersons, Inc.	52,205	978,844
Cadiz, Inc.(a)(b)	20,453	238,686
Cal-Maine Foods, Inc.	52,323	2,301,165
Calavo Growers, Inc.	26,611	1,535,189
Fresh Del Monte Produce, Inc.(b)	50,801	1,402,616
Limoneira Co.	23,776	311,466
Sanderson Farms, Inc.	33,047	4,075,356

		11,094,777

Air Transport — 0.4%
Air Transport Services Group, Inc.(a)(b)	96,649	1,766,744
Allegiant Travel Co.	21,330	1,744,794
Atlas Air Worldwide Holdings, Inc.(a)(b)	38,654	992,248
Era Group, Inc.(a)	42,590	227,005
Hawaiian Holdings, Inc.	75,241	785,516
Mesa Air Group, Inc.(a)(b)	45,347	149,191
SkyWest, Inc.	81,639	2,138,125
Spirit Airlines, Inc.(a)	113,957	1,468,906

		9,272,529

Alternative Energy — 0.2%
Ameresco, Inc., Class A(a)(b)	37,675	641,605
Green Brick Partners, Inc.(a)(b)	37,548	302,262
Green Plains, Inc.	56,094	272,056

Security	Shares	Value

Alternative Energy (continued)
REX American Resources Corp.(a)(b)	10,486	$487,704
Sunnova Energy International, Inc.(a)	52,716	530,850
TerraForm Power, Inc., Class A	130,816	2,062,968
Vivint Solar, Inc.(a)	71,189	311,096

		4,608,541

Aluminum — 0.1%
Century Aluminum Co.(a)(b)	81,498	295,023
Kaiser Aluminum Corp.	26,005	1,801,626

		2,096,649

Asset Management & Custodian — 0.9%
Ares Management Corp., Class A	118,792	3,674,237
Arlington Asset Investment Corp., Class A	57,878	126,753
Artisan Partners Asset Management, Inc., Class A	83,258	1,789,215
AssetMark Financial Holdings(b)	25,972	529,569
B. Riley Financial, Inc.	33,167	610,936
BrightSphere Investment Group PLC(a)	107,278	685,506
Cohen & Steers, Inc.	38,112	1,732,190
Cowen, Inc., Class A	46,029	444,640
Diamond Hill Investment Group, Inc.	5,185	467,894
Federated Hermes, Inc.	161,308	3,072,917
Focus Financial Partners, Inc., Class A(a)	51,134	1,176,593
GAMCO Investors, Inc., Class A(b)	7,838	86,140
Hamilton Lane, Inc., Class A	37,572	2,078,107
Oppenheimer Holdings, Inc., Class A	16,058	317,306
PJT Partners, Inc., Class A(b)	37,389	1,622,309
Pzena Investment Management, Inc., Class A	31,376	139,937
Sculptor Capital Management, Inc.	27,534	372,810
Silvercrest Asset Management Group, Inc., Class A	12,496	118,212
Virtus Investment Partners, Inc.	10,625	808,669
Waddell & Reed Financial, Inc., Class A	113,760	1,294,589
Westwood Holdings Group, Inc.	13,912	254,729
WisdomTree Investments, Inc.	215,802	502,819

		21,906,077

Auto Parts — 0.7%
Adient PLC(a)	145,564	1,320,266
American Axle & Manufacturing Holdings, Inc.(a)	185,669	670,265
Dana, Inc.	239,926	1,873,822
Dorman Products, Inc.(a)	45,220	2,499,309
Fox Factory Holding Corp.(a)	62,977	2,645,034
Gentherm, Inc.(a)	54,127	1,699,588
Meritor, Inc.(a)	117,313	1,554,397
Standard Motor Products, Inc.	34,546	1,436,077
Stoneridge, Inc.(a)	42,636	714,153
Tenneco, Inc., Class A	82,143	295,715

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Auto Parts (continued)
Visteon Corp.(a)(b)	46,356	$2,224,161

		16,932,787

Auto Services — 0.1%
Cooper Tire & Rubber Co.	82,979	1,352,558

Back Office Support, HR & Consulting — 1.7%
ASGN, Inc.(a)	84,827	2,996,090
Barrett Business Services, Inc.	11,769	466,523
BG Staffing, Inc.	15,185	113,584
CBIZ, Inc.(a)	84,397	1,765,585
Conduent, Inc.(a)	285,445	699,340
CRA International, Inc.	12,435	415,453
DHI Group, Inc.(a)	80,180	173,189
Exela Technologies, Inc.(a)(b)	64,951	13,315
ExlService Holdings, Inc.(a)	55,569	2,891,255
Forrester Research, Inc.(a)	19,942	582,905
FTI Consulting, Inc.(a)(b)	61,727	7,393,043
GP Strategies Corp.(a)	19,286	125,552
Hackett Group, Inc.	39,655	504,412
Heidrick & Struggles International, Inc.	30,619	688,927
Huron Consulting Group, Inc.(a)	37,983	1,722,909
ICF International, Inc.	30,513	2,096,243
Insperity, Inc.	61,471	2,292,868
Kelly Services, Inc., Class A	53,968	684,854
Kforce, Inc.	33,854	865,647
Korn Ferry	92,049	2,238,632
Liquidity Services, Inc.(a)	47,987	186,189
MAXIMUS, Inc.	105,539	6,142,370
NV5 Global, Inc.(a)	16,727	690,658
PRGX Global, Inc.(a)(b)	30,221	84,619
Resources Connection, Inc.	49,547	543,530
StarTek, Inc.(a)	24,267	91,244
Sykes Enterprises, Inc.(a)	63,069	1,710,431
Target Hospitality Corp.(a)(b)	49,812	99,126
TriNet Group, Inc.(a)(b)	72,883	2,744,774
TrueBlue, Inc.(a)	63,541	810,783
TTEC Holdings, Inc.	30,041	1,103,105

		42,937,155

Banks: Diversified — 8.8%
1st Constitution Bancorp	15,643	207,270
1st Source Corp.	26,399	856,120
ACNB Corp.	13,727	411,810
Allegiance Bancshares, Inc.(b)	30,369	732,197
Amalgamated Bank, Class A	23,480	254,054
Ambac Financial Group, Inc.(a)	78,047	963,100
Amerant Bancorp, Inc.(a)(b)	31,832	489,894
American National Bankshares, Inc.	18,511	442,413
Ameris Bancorp	103,603	2,461,607
Ames National Corp.	15,056	307,895
Arrow Financial Corp.	22,485	626,657
Atlantic Capital Bancshares, Inc.(a)(b)	36,720	435,866
Atlantic Union Bankshares Corp.	134,193	2,938,827
BancFirst Corp.	33,187	1,107,450

Security	Shares	Value

Banks: Diversified (continued)
Banco Latinoamericano de Comercio Exterior SA	49,852	$513,974
Bancorp, Inc.(a)	84,819	514,851
BancorpSouth Bank	166,986	3,159,375
Bank First Corp.(b)	9,581	536,536
Bank of Commerce Holdings	29,813	234,628
Bank of Marin Bancorp	23,269	698,070
Bank of NT Butterfield & Son Ltd.	90,733	1,545,183
Bank of Princeton(b)	9,690	225,292
Bank7 Corp.	5,814	46,163
Bankwell Financial Group, Inc.	11,527	175,902
Banner Corp.	50,809	1,678,729
Bar Harbor Bankshares	26,461	457,246
Baycom Corp.(a)(b)	18,197	219,274
BCB Bancorp, Inc.	25,937	276,229
Boston Private Financial Holdings, Inc.	108,995	779,314
Bridge Bancorp, Inc.	29,506	624,347
Bridgewater Bancshares, Inc.(a)	36,905	359,824
Bryn Mawr Bank Corp.	35,335	1,002,807
Business First Bancshares, Inc.	20,534	277,209
Byline Bancorp, Inc.	39,298	407,520
C&F Financial Corp.	5,703	227,550
Cadence BanCorp	189,433	1,240,786
Cambridge Bancorp	8,404	437,008
Camden National Corp.	26,555	835,155
Capital Bancorp, Inc.(a)(b)	12,793	160,168
Capital City Bank Group, Inc.(b)	27,687	557,062
Capitol Federal Financial, Inc.	222,673	2,585,234
Capstar Financial Holdings, Inc.	31,662	313,137
Carolina Financial Corp.	39,284	1,016,277
Carter Bank & Trust	37,508	344,323
Cathay General Bancorp	135,266	3,104,355
CBTX, Inc.	31,038	551,545
CenterState Bank Corp.	200,708	3,458,199
Central Pacific Financial Corp.	35,589	565,865
Central Valley Community Bancorp	20,040	261,322
Century Bancorp, Inc., Class A	4,972	309,457
Chemung Financial Corp.	6,300	207,774
Citizens & Northern Corp.	21,059	421,180
City Holding Co.	25,105	1,670,236
Civista Bancshares, Inc.	26,232	392,431
CNB Financial Corp.	24,439	461,164
Coastal Financial Corp.(a)(b)	12,097	127,139
Codorus Valley Bancorp, Inc.	16,462	265,038
Colony Bankcorp, Inc.	13,079	163,487
Columbia Banking System, Inc.	105,777	2,834,824
Columbia Financial, Inc.(a)(b)	86,684	1,248,250
Community Bank System, Inc.(b)	77,558	4,560,410
Community Bankers Trust Corp.	37,382	181,303
Community Financial Corp.	7,638	168,800
Community Trust Bancorp, Inc.	27,934	888,022
ConnectOne Bancorp, Inc.	56,815	763,594
CrossFirst Bankshares, Inc.(a)(b)	84,663	711,169
Customers Bancorp, Inc.(a)	45,831	500,933

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
CVB Financial Corp.	221,458	$4,440,233
Eagle Bancorp, Inc.	49,855	1,506,120
Enterprise Bancorp, Inc.	14,791	399,209
Enterprise Financial Services Corp.(b)	41,907	1,169,624
Equity Bancshares, Inc., Class A(a)	28,412	490,107
Esquire Financial Holdings, Inc.(a)	11,357	170,923
Evans Bancorp, Inc.	8,023	195,039
Farmers & Merchants Bancorp, Inc./Archbold	16,779	434,744
Farmers National Banc Corp.	44,618	518,907
FB Financial Corp.	28,621	564,406
Fidelity D&D Bancorp, Inc.(b)	4,801	244,947
Financial Institutions, Inc.	27,327	495,712
First Bancorp, Inc.	18,201	400,422
First BanCorp, Puerto Rico	324,190	1,724,691
First Bancorp/Southern Pines NC	51,103	1,179,457
First Bancshares, Inc.	28,283	539,357
First Bank/Hamilton	28,303	196,423
First Busey Corp.	92,742	1,586,816
First Business Financial Services, Inc.	14,311	221,820
First Choice Bancorp	16,926	254,059
First Commonwealth Financial Corp.	146,135	1,335,674
First Community Bancshares, Inc.	32,087	747,627
First Financial Bancorp	148,184	2,209,423
First Financial Bankshares, Inc.	215,997	5,797,359
First Financial Corp.	24,612	829,917
First Foundation, Inc.	66,800	682,696
First Guaranty Bancshares, Inc.	8,000	115,440
First Internet Bancorp	19,886	326,528
First Interstate Bancsystem, Inc., Class A	63,796	1,839,877
First Merchants Corp.	91,866	2,433,530
First Mid Bancshares, Inc.	25,446	604,088
First Midwest Bancorp, Inc.	161,719	2,140,351
First Northwest Bancorp	15,452	167,963
First of Long Island Corp.	41,040	712,044
Flagstar Bancorp, Inc.(b)	57,982	1,149,783
FNCB Bancorp, Inc.	29,402	203,168
Franklin Financial Network, Inc.	21,558	439,568
Franklin Financial Services Corp.	7,291	200,138
FS Bancorp, Inc.	6,801	244,836
Fulton Financial Corp.	269,708	3,098,945
FVCBankcorp, Inc.(a)(b)	20,792	276,949
German American Bancorp, Inc.	43,511	1,194,377
Glacier Bancorp, Inc.	144,072	4,899,168
Great Western Bancorp, Inc.	80,467	1,647,964
Guaranty Bancshares, Inc.	13,874	321,044
Hancock Whitney Corp.	146,299	2,855,756
Hanmi Financial Corp.	35,695	387,291
HarborOne Bancorp, Inc.(a)(b)	45,047	339,204
Hawthorn Bancshares, Inc.	8,966	164,526
HBT Financial, Inc.	16,051	169,017
Heartland Financial USA, Inc.	59,838	1,807,108
Heritage Commerce Corp.	101,551	778,896

Security	Shares	Value

Banks: Diversified (continued)
Home BancShares, Inc.	264,517	$3,171,559
Hope Bancorp, Inc.	182,868	1,503,175
Horizon Bancorp	64,116	632,184
Howard Bancorp, Inc.(a)	28,208	306,339
Iberiabank Corp.	89,060	3,220,410
Independent Bank Corp.	91,180	3,937,852
Independent Bank Group, Inc.	59,657	1,412,678
International Bancshares Corp.	93,494	2,513,119
Investar Holding Corp.	15,819	202,009
Lakeland Bancorp, Inc.	88,370	955,280
Lakeland Financial Corp.	41,967	1,542,287
LCNB Corp.	21,122	266,137
Level One Bancorp, Inc.	8,912	160,416
Live Oak Bancshares, Inc.(b)	47,515	592,512
Luther Burbank Corp.	33,170	304,169
Macatawa Bank Corp.	49,646	353,479
Mackinac Financial Corp.	16,516	172,592
MainStreet Bancshares, Inc.(a)(b)	11,141	186,723
Mercantile Bank Corp.	27,557	583,382
Merchants Bancorp	14,596	221,567
Metrocity Bankshares, Inc.	26,780	314,397
Metropolitan Bank Holding Corp.(a)	13,948	375,620
Mid Penn Bancorp, Inc.	11,675	236,419
Midland States Bancorp, Inc.	38,170	667,593
MVB Financial Corp.	16,436	209,559
National Bank Holdings Corp., Class A	45,195	1,080,160
National Bankshares, Inc.	10,664	340,182
NBT Bancorp, Inc.	63,747	2,064,765
Nicolet Bankshares, Inc.(a)(b)	16,949	925,076
Northeast Bank(a)	11,696	136,375
Northrim BanCorp, Inc.	11,374	307,098
Norwood Financial Corp.	9,898	264,277
Oak Valley Bancorp	11,873	186,881
OFG Bancorp	78,947	882,627
Ohio Valley Banc Corp.	7,057	211,569
Old National Bancorp	262,066	3,456,651
Old Second Bancorp, Inc.(b)	52,681	364,026
OP Bancorp	23,528	175,519
Opus Bank	38,052	659,441
Origin Bancorp, Inc.	32,809	664,382
Orrstown Financial Services, Inc.	16,902	232,741
Pacific Mercantile Bancorp(a)(b)	30,165	142,077
Pacific Premier Bancorp, Inc.	89,181	1,680,170
Park National Corp.	22,914	1,779,043
Parke Bancorp, Inc.	17,346	233,998
PCB Bancorp	21,468	209,957
PCSB Financial Corp.	26,941	376,905
Peapack Gladstone Financial Corp.(b)	30,566	548,660
Penns Woods Bancorp, Inc.	11,799	286,716
People’s Utah Bancorp	27,621	535,019
Peoples Bancorp of North Carolina, Inc.	8,219	167,339
Peoples Bancorp, Inc.	34,064	754,518
Peoples Financial Services Corp.	11,408	453,354
Pioneer Bancorp, Inc.(a)(b)	18,962	196,826

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Banks: Diversified (continued)
Preferred Bank	23,419	$792,031
Premier Financial Bancorp, Inc.	22,297	276,483
Professional Holding Corp., Class A(a)	6,568	104,760
Provident Financial Services, Inc.	101,233	1,301,856
QCR Holdings, Inc.(b)	27,811	752,844
RBB Bancorp	27,697	380,003
Red River Bancshares, Inc.(b)	8,836	328,876
Reliant Bancorp Inc.	17,568	197,991
Renasant Corp.	95,467	2,084,999
Republic Bancorp, Inc., Class A	16,647	549,850
Republic First Bancorp, Inc.(a)	77,302	169,291
S&T Bancorp, Inc.	62,476	1,706,844
Sandy Spring Bancorp, Inc.	59,675	1,351,042
SB One Bancorp	17,864	303,688
Seacoast Banking Corp. of Florida(a)	78,415	1,435,779
Select Bancorp, Inc.(a)	35,448	270,468
ServisFirst Bancshares, Inc.	81,347	2,385,094
Shore Bancshares, Inc.	22,172	240,566
Sierra Bancorp	29,032	510,383
Silvergate Capital Corp., Class A(a)	6,690	63,823
Simmons First National Corp., Class A	158,111	2,909,242
SmartFinancial, Inc.	21,356	324,825
South Plains Financial, Inc.	19,967	309,289
South State Corp.	55,800	3,277,134
Southern First Bancshares, Inc.(a)	12,735	361,292
Southern National Bancorp of Virginia, Inc.	35,408	348,415
Southside Bancshares, Inc.	53,174	1,615,958
Spirit of Texas Bancshares, Inc.(a)(b)	21,878	226,218
Stock Yards Bancorp, Inc.	36,606	1,059,012
Summit Financial Group, Inc.	19,115	405,429
Tompkins Financial Corp.	24,085	1,729,303
TowneBank	115,951	2,097,554
Trico Bancshares	45,854	1,367,366
TriState Capital Holdings, Inc.(a)	50,317	486,565
Triumph Bancorp, Inc.(a)	37,540	976,040
TrustCo Bank Corp. NY	143,381	775,691
Trustmark Corp.	106,696	2,486,017
UMB Financial Corp.	74,712	3,465,143
Union Bankshares, Inc.	6,925	155,812
United Bankshares, Inc.	163,557	3,774,896
United Community Banks, Inc.	92,653	1,696,476
United Security Bancshares	24,184	154,778
Unity Bancorp, Inc.	12,337	144,343
Univest Financial Corp.	50,726	827,848
Valley National Bancorp	651,917	4,765,513
Veritex Holdings, Inc.	81,304	1,135,817
Washington Trust Bancorp, Inc.	28,233	1,032,198
WesBanco, Inc.	111,436	2,641,033
West BanCorp., Inc.	28,851	471,714

Security	Shares	Value

Banks: Diversified (continued)
Westamerica BanCorp	40,646	$2,389,172

		216,328,674

Banks: Savings, Thrift & Mortgage Lending — 1.2%
Axos Financial, Inc.(a)(b)	98,745	1,790,247
Banc of California, Inc.	77,171	617,368
BankFinancial Corp.	23,860	210,207
Berkshire Hills Bancorp, Inc.	76,528	1,137,206
Brookline Bancorp, Inc.	105,892	1,194,462
Dime Community Bancshares, Inc.	52,131	714,716
ESSA Bancorp, Inc.	16,438	224,379
First Capital, Inc.	5,359	321,004
First Defiance Financial Corp.	61,921	912,716
First Financial Northwest, Inc.	12,137	121,855
Flushing Financial Corp.	46,316	618,782
Great Southern Bancorp, Inc.	22,549	910,980
Greene County Bancorp, Inc.	5,855	136,773
Heritage Financial Corp.	55,415	1,108,300
Hingham Institution for Savings	2,361	342,321
Home Bancorp, Inc.	13,038	318,388
HomeStreet, Inc.	29,845	663,454
Investors Bancorp, Inc.	381,051	3,044,597
Kearny Financial Corp.	131,099	1,126,140
Ladder Capital Corp.	171,146	811,232
Malvern Bancorp, Inc.(a)	13,058	159,960
Meridian Bancorp, Inc.(b)	81,718	916,876
MutualFirst Financial, Inc.	10,025	282,705
Northfield Bancorp, Inc.	73,920	827,165
Northwest Bancshares, Inc.	165,022	1,909,305
OceanFirst Financial Corp.	93,901	1,493,965
Ocwen Financial Corp.(a)(b)	227,231	113,616
Ponce de Leon Federal Bank(a)(b)	12,884	132,319
Provident Bancorp, Inc.(a)(b)	16,241	139,997
Provident Financial Holdings, Inc.	10,685	162,733
Prudential Bancorp, Inc.	14,298	211,610
Richmond Mutual BanCorp., Inc.(a)	23,457	239,261
Riverview Bancorp, Inc.	37,996	190,360
Southern Missouri Bancorp, Inc.	13,207	320,534
Sterling Bancorp, Inc.(b)	27,375	117,713
Territorial Bancorp, Inc.	13,705	336,458
Timberland Bancorp, Inc.	12,693	232,155
Washington Federal, Inc.	129,765	3,368,699
Waterstone Financial, Inc.	40,517	589,117
Western New England Bancorp, Inc.	40,665	274,895
WSFS Financial Corp.	86,008	2,143,319

		30,487,889

Beverage: Brewers & Distillers — 0.2%
Boston Beer Co., Inc., Class A(a)(b)	13,825	5,081,517
Craft Brew Alliance, Inc.(a)(b)	19,652	292,815

		5,374,332

Beverage: Soft Drinks — 0.1%
Celsius Holdings, Inc.(a)(b)	50,738	213,607
Coca-Cola Consolidated, Inc.	7,782	1,622,780

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Beverage: Soft Drinks (continued)
Farmer Bros Co.(a)	16,144	$112,362
National Beverage Corp.(a)(b)	19,706	840,461
New Age Beverages Corp.(a)(b)	116,112	161,396

		2,950,606

Biotechnology — 8.9%
89bio, Inc.(a)	5,270	133,068
Acceleron Pharma, Inc.(a)	74,671	6,710,683
Acer Therapeutics, Inc.(a)(b)	12,789	25,450
Acorda Therapeutics, Inc.(a)	67,973	63,392
ADMA Biologics, Inc.(a)(b)	112,460	323,885
Aduro Biotech, Inc.(a)	104,794	287,136
Adverum Biotechnologies, Inc.(a)	104,810	1,023,994
Aeglea BioTherapeutics, Inc.(a)(b)	39,362	183,427
Affimed NV(a)(b)	127,442	201,358
Agenus, Inc.(a)	175,896	430,945
AgeX Therapeutics, Inc.(a)(b)	31,755	29,532
Aimmune Therapeutics, Inc.(a)	74,220	1,070,252
Akcea Therapeutics, Inc.(a)	21,118	301,987
Akebia Therapeutics, Inc.(a)(b)	194,398	1,473,537
Akero Therapeutics, Inc.(a)	13,389	283,847
Albireo Pharma, Inc.(a)(b)	20,717	339,137
Aldeyra Therapeutics, Inc.(a)	61,351	151,537
Alector, Inc.(a)	57,238	1,381,153
Allakos, Inc.(a)(b)	32,333	1,438,495
Allogene Therapeutics, Inc.(a)	64,469	1,253,277
AMAG Pharmaceuticals, Inc.(a)(b)	55,831	345,036
Amicus Therapeutics, Inc.(a)(b)	425,082	3,927,758
AnaptysBio, Inc.(a)(b)	39,917	564,027
Anavex Life Sciences Corp.(a)(b)	80,323	253,017
ANI Pharmaceuticals, Inc.(a)(b)	15,228	620,389
Apellis Pharmaceuticals, Inc.(a)	95,932	2,570,018
Applied Therapeutics, Inc.(a)(b)	13,117	428,795
Aprea Therapeutics, Inc.(a)(b)	10,771	374,400
Arcus Biosciences, Inc.(a)	53,784	746,522
Arcutis Biotherapeutics, Inc.(a)	16,793	500,431
Ardelyx, Inc.(a)	101,195	575,294
Arena Pharmaceuticals, Inc.(a)(b)	83,801	3,519,642
Arvinas Holding Co. LLC(a)	35,077	1,413,603
Assembly Biosciences, Inc.(a)	46,070	683,218
Atara Biotherapeutics, Inc.(a)(b)	85,570	728,201
Athenex, Inc.(a)(b)	112,697	872,275
Athersys, Inc.(a)(b)	218,282	654,846
Atreca, Inc., Class A(a)(b)	32,116	531,520
Avid Bioservices, Inc.(a)(b)	91,692	468,546
Avrobio, Inc.(a)(b)	37,924	590,097
Axcella Health, Inc.(a)(b)	9,720	33,242
Baudax Bio, Inc.(a)(b)	11,614	28,803
Beam Therapeutics, Inc.(a)	19,712	354,816
Beyondspring, Inc.(a)(b)	20,384	261,119
BioCryst Pharmaceuticals, Inc.(a)	257,344	514,688
BioDelivery Sciences International, Inc.(a)	135,154	512,234

Security	Shares	Value

Biotechnology (continued)
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	71,621	$2,437,263
BioTelemetry, Inc.(a)	54,408	2,095,252
Bioxcel Therapeutics, Inc.(a)	11,097	248,018
Black Diamond Therapeutics, Inc.(a)	20,244	505,088
Blueprint Medicines Corp.(a)	88,874	5,197,352
Bridgebio Pharma, Inc.(a)	124,114	3,599,306
Cabaletta Bio, Inc.(a)(b)	10,977	80,132
Calithera Biosciences, Inc.(a)	90,236	400,648
Calyxt, Inc.(a)(b)	13,922	46,360
CASI Pharmaceuticals, Inc.(a)	74,900	152,796
Castle Biosciences, Inc.(a)	15,252	454,662
Catalyst Pharmaceuticals, Inc.(a)(b)	156,595	602,891
CEL-SCI Corp.(a)(b)	53,324	615,359
Celcuity, Inc.(a)(b)	8,565	55,673
Cellular Biomedicine Group, Inc.(a)	20,306	321,241
Checkpoint Therapeutics, Inc.(a)(b)	55,870	84,364
ChemoCentryx, Inc.(a)	67,533	2,713,476
Chiasma, Inc.(a)(b)	58,739	214,397
Clovis Oncology, Inc.(a)(b)	81,624	519,129
Codexis, Inc.(a)	87,367	975,016
Coherus Biosciences, Inc.(a)	105,367	1,709,053
Collegium Pharmaceutical, Inc.(a)(b)	53,272	869,932
Constellation Pharmaceuticals, Inc.(a)(b)	31,324	984,513
Contra GTX, Inc.(b)(c)	944	1,935
Corbus Pharmaceuticals Holdings, Inc.(a)(b)	107,281	562,152
Cortexyme, Inc.(a)	18,568	846,886
Crinetics Pharmaceuticals, Inc.(a)(b)	18,501	271,965
Cue Biopharma, Inc.(a)(b)	32,535	461,672
Cyclerion Therapeutics, Inc.(a)	35,776	94,806
Cymabay Therapeutics, Inc.(a)	106,168	157,129
Cytokinetics, Inc.(a)(b)	91,762	1,081,874
CytomX Therapeutics, Inc.(a)	72,989	559,826
CytoSorbents Corp.(a)(b)	51,281	396,402
Deciphera Pharmaceuticals, Inc.(a)	34,742	1,430,328
Denali Therapeutics, Inc.(a)	86,493	1,514,492
Dynavax Technologies Corp.(a)	135,849	479,547
Editas Medicine, Inc.(a)	85,892	1,703,238
Eidos Therapeutics, Inc.(a)	19,819	970,933
Eiger Biopharmaceuticals, Inc.(a)(b)	39,406	267,961
Emergent Biosolutions, Inc.(a)(b)	75,564	4,372,133
Enochian Biosciences, Inc.(a)	26,154	78,462
Enzo Biochem, Inc.(a)(b)	67,446	170,638
Epizyme, Inc.(a)	128,755	1,996,990
Evelo Biosciences, Inc.(a)(b)	20,162	75,708
Evofem Biosciences, Inc.(a)	21,125	112,385
EyePoint Pharmaceuticals, Inc.(a)(b)	166,503	169,833
Fate Therapeutics, Inc.(a)	100,562	2,233,482
FibroGen, Inc.(a)(b)	130,202	4,524,519
Five Prime Therapeutics, Inc.(a)(b)	50,910	115,566
Forty Seven, Inc.(a)	41,911	3,999,148
Frequency Therapeutics, Inc.(a)	9,682	172,436

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Fulcrum Therapeutics, Inc.(a)(b)	19,865	$237,188
G1 Therapeutics, Inc.(a)(b)	56,379	621,297
Galera Therapeutics, Inc.(a)	2,077	19,732
GenMark Diagnostics, Inc.(a)(b)	91,211	375,789
Geron Corp.(a)(b)	296,802	353,194
Global Blood Therapeutics, Inc.(a)	96,111	4,910,311
GlycoMimetics, Inc.(a)	51,030	116,348
Gossamer Bio, Inc.(a)	71,183	722,507
Gritstone Oncology, Inc.(a)	41,904	243,881
Halozyme Therapeutics, Inc.(a)(b)	223,280	4,016,807
Harpoon Therapeutics, Inc.(a)	17,339	200,786
Heron Therapeutics, Inc.(a)(b)	139,892	1,642,332
Homology Medicines, Inc.(a)(b)	40,196	624,646
Hookipa Pharma, Inc.(a)	17,591	145,126
IGM Biosciences, Inc.(a)(b)	8,279	464,866
ImmunoGen, Inc.(a)	280,564	956,723
Immunomedics, Inc.(a)(b)	315,062	4,247,036
Inovio Pharmaceuticals, Inc.(a)(b)	157,878	1,174,612
Insmed, Inc.(a)	147,860	2,370,196
Intellia Therapeutics, Inc.(a)(b)	68,151	833,487
Intercept Pharmaceuticals, Inc.(a)(b)	41,789	2,631,035
Invitae Corp.(a)(b)	144,898	1,980,756
Iovance Biotherapeutics, Inc.(a)	194,266	5,815,353
Jounce Therapeutics, Inc.(a)	38,311	181,977
Kadmon Holdings, Inc.(a)	266,629	1,117,176
Kala Pharmaceuticals, Inc.(a)(b)	39,935	351,029
Kaleido Biosciences, Inc.(a)(b)	21,175	130,226
KalVista Pharmaceuticals, Inc.(a)	19,984	152,878
Karuna Therapeutics, Inc.(a)(b)	18,003	1,296,216
Karyopharm Therapeutics, Inc.(a)	98,667	1,895,393
Kezar Life Sciences, Inc.(a)	64,483	281,146
Kindred Biosciences, Inc.(a)	59,521	238,084
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	22,792	352,820
Kodiak Sciences, Inc.(a)	46,488	2,217,478
Krystal Biotech, Inc.(a)(b)	17,415	753,025
Kura Oncology, Inc.(a)(b)	56,746	564,623
Lexicon Pharmaceuticals, Inc.(a)(b)	62,527	121,928
Ligand Pharmaceuticals, Inc.(a)(b)	28,422	2,066,848
Lineage Cell Therapeutics, Inc.(b)	162,712	134,742
LogicBio Therapeutics, Inc.(a)(b)	12,342	60,969
MacroGenics, Inc.(a)	76,660	446,161
Madrigal Pharmaceuticals, Inc.(a)	14,765	985,711
Magenta Therapeutics, Inc.(a)(b)	32,370	203,284
MannKind Corp.(a)(b)	306,653	315,853
Marinus Pharmaceuticals, Inc.(a)(b)	133,417	270,837
Marker Therapeutics, Inc.(a)(b)	40,458	76,870
MediciNova, Inc.(a)	69,665	259,154
MeiraGTx Holdings PLC(a)(b)	28,137	378,161
Menlo Therapeutics, Inc.(a)	74,920	200,786
Mersana Therapeutics, Inc.(a)	57,447	334,916
Millendo Therapeutics, Inc.	20,419	107,812
Minerva Neurosciences, Inc.(a)	48,677	293,036
Mirati Therapeutics, Inc.(a)	49,315	3,790,844

Security	Shares	Value

Biotechnology (continued)
Mirum Pharmaceuticals, Inc.(a)	8,546	$119,644
Molecular Templates, Inc.(a)(b)	32,969	438,158
Momenta Pharmaceuticals, Inc.(a)	188,139	5,117,381
Morphic Holding, Inc.(a)	22,254	326,689
Mustang Bio, Inc.(a)(b)	68,499	183,577
Myriad Genetics, Inc.(a)	118,148	1,690,698
Natera, Inc.(a)(b)	104,183	3,110,904
Neon Therapeutics, Inc.(a)(b)	21,282	56,184
NextCure, Inc.(a)	23,826	883,230
NGM Biopharmaceuticals, Inc.(a)	40,271	496,541
Novavax, Inc.(a)(b)	52,821	717,309
Odonate Therapeutics, Inc.(a)(b)	16,052	443,196
Omeros Corp.(a)(b)	85,068	1,137,359
Oncocyte Corp.(a)(b)	32,093	78,628
OPKO Health, Inc.(a)(b)	632,082	846,990
Oyster Point Pharma, Inc.(a)(b)	9,415	329,525
Pacific Biosciences of California, Inc.(a)(b)	237,683	727,310
Palatin Technologies, Inc.(a)(b)	367,748	155,778
PDL BioPharma, Inc.(a)	186,837	526,880
Personalis, Inc.(a)(b)	29,965	241,818
Pfenex, Inc.(a)(b)	48,805	430,460
PhaseBio Pharmaceuticals, Inc.(a)(b)	20,486	67,809
Phathom Pharmaceuticals, Inc.(a)(b)	17,612	454,742
Pieris Pharmaceuticals, Inc.(a)	70,119	159,871
Precigen, Inc.(a)(b)	117,934	400,976
Precision BioSciences, Inc.(a)(b)	60,632	365,611
Prevail Therapeutics, Inc.(a)	22,425	273,361
Principia Biopharma, Inc.(a)	31,166	1,850,637
Progenics Pharmaceuticals, Inc.(a)	140,477	533,813
Protagonist Therapeutics, Inc.(a)(b)	30,167	212,979
Prothena Corp. PLC(a)	66,669	713,358
PTC Therapeutics, Inc.(a)	100,177	4,468,896
Pulse Biosciences, Inc.(a)(b)	17,440	124,870
Puma Biotechnology, Inc.(a)(b)	49,585	418,497
Ra Pharmaceuticals, Inc.(a)	57,689	2,769,649
RadNet, Inc.(a)	68,986	725,043
Rapt Therapeutics, Inc.(a)	2,960	62,959
Recro Pharma, Inc.(a)(b)	31,978	261,260
REGENXBIO, Inc.(a)(b)	55,510	1,797,414
Repligen Corp.(a)	86,599	8,360,267
Replimune Group, Inc.(a)	21,427	213,627
resTORbio, Inc.(a)(b)	22,328	22,998
Retrophin, Inc.(a)	68,425	998,321
Revolution Medicines, Inc.(a)(b)	22,884	501,388
Rhythm Pharmaceuticals, Inc.(a)	48,965	745,247
Rigel Pharmaceuticals, Inc.(a)	271,933	424,215
Rocket Pharmaceuticals, Inc.(a)(b)	51,974	725,037
Rockwell Medical, Inc.(a)	106,485	218,294
RTI Surgical Holdings, Inc.(a)(b)	92,564	158,284
Rubius Therapeutics, Inc.(a)(b)	57,590	256,275
Sangamo Therapeutics, Inc.(a)(b)	189,263	1,205,605
Satsuma Pharmaceuticals, Inc.(a)(b)	7,679	165,252
Savara, Inc.(a)(b)	57,789	122,513

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Scholar Rock Holding Corp.(a)(b)	28,887	$349,822
Seres Therapeutics, Inc.(a)(b)	61,899	220,979
Solid Biosciences, Inc.(a)	58,032	138,696
Sorrento Therapeutics, Inc.(a)(b)	218,321	401,711
Spero Therapeutics, Inc.(a)(b)	21,972	177,534
SpringWorks Therapeutics, Inc.(a)(b)	17,222	464,994
Stemline Therapeutics, Inc.(a)(b)	74,116	358,721
Stoke Therapeutics, Inc.(a)	27,533	630,506
Strongbridge Biopharma PLC(a)	54,034	102,124
Sutro Biopharma, Inc.(a)	18,288	186,538
Syneos Health, Inc.(a)(b)	103,042	4,061,916
Synlogic, Inc.(a)(b)	23,429	40,298
Syros Pharmaceuticals, Inc.(a)(b)	57,690	342,102
TCR2 Therapeutics, Inc.(a)(b)	17,804	137,803
Tocagen, Inc.(a)(b)	31,275	38,156
Translate Bio, Inc.(a)	57,091	569,197
Tricida, Inc.(a)	36,012	792,264
Turning Point Therapeutics, Inc.(a)(b)	46,546	2,078,744
Twist Bioscience Corp.(a)(b)	43,318	1,324,664
Tyme Technologies, Inc.(a)(b)	98,792	108,671
UNITY Biotechnology, Inc.(a)(b)	45,242	262,404
UroGen Pharma Ltd.(a)(b)	34,016	606,845
Vanda Pharmaceuticals, Inc.(a)	85,779	888,670
VBI Vaccines, Inc.(a)(b)	259,776	246,787
Veracyte, Inc.(a)	77,499	1,884,001
Vericel Corp.(a)(b)	73,917	677,819
Verrica Pharmaceuticals, Inc.(a)	19,910	217,616
Viela Bio, Inc.(a)(b)	8,924	339,112
Viking Therapeutics, Inc.(a)	105,410	493,319
Vir Biotechnology, Inc.(a)(b)	11,848	406,031
X4 Pharmaceuticals, Inc.(a)(b)	24,590	245,900
XBiotech, Inc.(a)	21,897	232,546
Xencor, Inc.(a)	78,330	2,340,500
Xeris Pharmaceuticals, Inc.(a)(b)	57,046	111,240
Y-mAbs Therapeutics, Inc.(a)(b)	38,684	1,009,652
ZIOPHARM Oncology, Inc.(a)(b)	301,860	739,557

		218,231,753

Building Materials — 1.2%
Armstrong Flooring, Inc.(a)	25,819	36,921
BlueLinx Holdings, Inc.(a)(b)	26,123	129,309
Builders FirstSource, Inc.(a)	188,825	2,309,330
Caesarstone Ltd.	37,682	398,299
Cornerstone Building Brands, Inc.(a)	74,171	338,220
Gibraltar Industries, Inc.(a)	54,130	2,323,259
Griffon Corp.	60,529	765,692
Louisiana-Pacific Corp.	187,954	3,229,050
Masonite International Corp.(a)	41,584	1,973,161
Patrick Industries, Inc.	37,373	1,052,424
PGT Innovations, Inc.(a)	99,366	833,681
Quanex Building Products Corp.	53,130	535,550
Simpson Manufacturing Co., Inc.	74,107	4,593,152
Summit Materials, Inc., Class A(a)(b)	188,559	2,828,385

Security	Shares	Value

Building Materials (continued)
Trex Co., Inc.(a)(b)	97,319	$7,799,144

		29,145,577

Building: Climate Control — 0.2%
AAON, Inc.	67,778	3,275,033
Comfort Systems USA, Inc.	60,153	2,198,592

		5,473,625

Building: Roofing, Wallboard & Plumbing — 0.1%
Beacon Roofing Supply, Inc.(a)	89,109	1,473,863
Forterra, Inc.(a)(b)	30,724	183,730
Foundation Building Materials, Inc.(a)(b)	34,225	352,175
JELD-WEN Holding, Inc.(a)(b)	112,200	1,091,706

		3,101,474

Cable Television Services — 0.1%
Liberty Latin America Ltd., Class A(a)(b)	74,340	782,057
Liberty Latin America Ltd., Class C(a)(b)	191,774	1,967,601
WideOpenWest, Inc.(a)	39,377	187,435

		2,937,093

Casinos & Gambling — 0.3%
Boyd Gaming Corp.	134,007	1,932,381
Century Casinos, Inc.(a)(b)	44,745	107,835
Eldorado Resorts, Inc.(a)	108,687	1,565,093
Inspired Entertainment, Inc.(a)(b)	13,208	44,643
Monarch Casino & Resort, Inc.(a)	20,938	587,730
Penn National Gaming, Inc.(a)	182,823	2,312,711
Scientific Games Corp., Class A(a)(b)	93,053	902,614
Twin River Worldwide Holdings, Inc.	28,929	376,366

		7,829,373

Cement — 0.0%
Concrete Pumping Holdings, Inc.(a)(b)	40,542	115,950
US Concrete, Inc.(a)	25,991	471,477

		587,427

Chemicals: Diversified — 0.6%
AdvanSix, Inc.(a)(b)	45,379	432,916
American Vanguard Corp.	46,929	678,593
CSW Industrials, Inc.	25,615	1,661,133
GCP Applied Technologies, Inc.(a)	92,316	1,643,225
Hawkins, Inc.	18,256	649,913
Ingevity Corp.(a)	69,899	2,460,445
Landec Corp.(a)(b)	40,785	354,422
LSB Industries, Inc.(a)	32,481	68,210
Marrone Bio Innovations, Inc.(a)(b)	74,453	60,821
OMNOVA Solutions, Inc.(a)	70,989	719,828
PolyOne Corp.	153,100	2,904,307
Rayonier Advanced Materials, Inc.	74,401	78,865

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Chemicals: Diversified (continued)
Sensient Technologies Corp.	70,346	$3,060,754

		14,773,432

Chemicals: Specialty — 0.8%
A. Schulman, Inc.(c)	28,192	12,207
Advanced Emissions Solutions, Inc.	25,557	167,910
Amyris, Inc.(a)(b)	100,329	256,842
Balchem Corp.	53,342	5,265,922
FutureFuel Corp.	42,590	479,989
Innospec, Inc.	40,186	2,792,525
Kraton Corp.(a)(b)	50,976	412,906
Livent Corp.(a)(b)	243,735	1,279,609
Orion Engineered Carbons SA	100,081	746,604
Park Aerospace Corp.	30,993	390,512
PQ Group Holdings, Inc.(a)	67,280	733,352
Quaker Chemical Corp.(b)	21,711	2,741,665
Stepan Co.	33,911	2,999,767
Tronox Holdings PLC, Class A(a)	151,600	754,968
Valhi, Inc.	42,640	43,919

		19,078,697

Coal — 0.1%
Arch Coal, Inc., Class A	24,807	716,922
CONSOL Energy, Inc.(a)(b)	41,675	153,781
Contura Energy, Inc.(a)(b)	28,968	68,075
Hallador Energy Co.	30,352	28,801
Peabody Energy Corp.	109,233	316,776
Ramaco Resources, Inc.(a)	10,891	26,029
Warrior Met Coal, Inc.	83,181	883,382

		2,193,766

Commercial Banks — 0.0%
HomeTrust Bancshares, Inc.	25,769	410,242

Commercial Finance & Mortgage Companies — 0.2%
Federal Agricultural Mortgage Corp., Class C	14,929	830,500
Medallion Financial Corp.(a)	31,714	58,988
Meta Financial Group, Inc.(b)	55,817	1,212,345
MMA Capital Holdings, Inc.(a)	7,816	193,290
On Deck Capital, Inc.(a)(b)	101,310	156,017
PennyMac Financial Services, Inc.(f)	3,162	69,912
RE/MAX Holdings, Inc., Class A	29,831	653,896
Velocity Financial, Inc.(a)(b)	19,699	148,333
Walker & Dunlop, Inc.	46,243	1,862,206

		5,185,487

Commercial Services & Supplies — 0.1%
Collectors Universe, Inc.	15,416	241,569
Information Services Group, Inc.(a)	60,206	154,729
National Research Corp., Class A	19,831	901,914

		1,298,212

Commercial Services: Rental & Leasing — 0.8%
CAI International, Inc.(a)	26,530	375,134

Security	Shares	Value

Commercial Services: Rental & Leasing (continued)
GATX Corp.	57,937	$3,624,539
GMS, Inc.(a)	69,670	1,095,909
H&E Equipment Services, Inc.	56,219	825,295
Herc Holdings, Inc.(a)	39,288	803,833
Marlin Business Services Corp.	13,753	153,621
McGrath RentCorp	40,743	2,134,118
Mobile Mini, Inc.	72,701	1,906,947
NOW, Inc.(a)(b)	176,232	909,357
Rush Enterprises, Inc., Class B	6,485	197,857
SiteOne Landscape Supply, Inc.(a)(b)	67,749	4,987,682
Triton International Ltd.	89,493	2,315,184
Willis Lease Finance Corp.(a)	4,940	131,404
WillScot Corp.(a)	86,217	873,378

		20,334,258

Commercial Vehicles & Parts — 0.3%
Blue Bird Corp.(a)	24,212	264,637
Commercial Vehicle Group, Inc.(a)	47,027	71,011
Cooper-Standard Holdings, Inc.(a)	27,653	283,996
Miller Industries, Inc.	18,114	512,264
Modine Manufacturing Co.(a)	80,864	262,808
Motorcar Parts of America, Inc.(a)(b)	30,641	385,464
Navistar International Corp.(a)(b)	82,421	1,359,122
REV Group, Inc.	59,293	247,252
Rush Enterprises, Inc., Class A(b)	45,505	1,452,520
Spartan Motors, Inc.(b)	55,338	714,414
Wabash National Corp.	85,847	619,815

		6,173,303

Communications Technology — 1.3%
ADTRAN, Inc.	77,478	595,031
Anixter International, Inc.(a)	50,523	4,439,456
Anterix, Inc.(b)	18,124	827,723
Avaya Holdings Corp.(a)(b)	158,518	1,282,411
Bandwidth, Inc., Class A(a)(b)	27,352	1,840,516
Bel Fuse, Inc., Class B	14,803	144,181
Calix, Inc.(a)	75,709	536,020
Casa Systems, Inc.(a)	68,289	239,011
Comtech Telecommunications Corp.	38,528	512,037
DASAN Zhone Solutions, Inc.(a)(b)	11,498	48,177
Digi International, Inc.(a)	52,936	505,009
Extreme Networks, Inc.(a)	192,258	594,077
GSI Technology, Inc.(a)(b)	24,864	173,053
Harmonic, Inc.(a)(b)	145,984	840,868
Infinera Corp.(a)(b)	303,619	1,609,181
Inseego Corp.(a)	74,018	461,132
Intelsat SA(a)(b)	112,083	171,487
InterDigital, Inc.	51,865	2,314,735
KVH Industries, Inc.(a)	27,118	255,723
Loral Space & Communications, Inc.(a)	20,856	338,910
Lumentum Holdings, Inc.(a)	124,010	9,139,537
Maxar Technologies, Inc.(a)	102,935	1,099,346
NeoPhotonics Corp.(a)	64,901	470,532
NETGEAR, Inc.(a)(b)	49,352	1,127,200

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Technology (continued)
Ooma, Inc.(a)	38,535	$459,722
Pareteum Corp.(a)(b)	217,258	89,510
Plantronics, Inc.	56,593	569,326
Ribbon Communications, Inc.(a)	102,752	311,339
Telenav, Inc.(a)(b)	55,325	239,004

		31,234,254

Computer Services Software & Systems — 6.4%
A10 Networks, Inc.(a)(b)	85,422	530,471
ACI Worldwide, Inc.(a)(b)	190,727	4,606,057
Alarm.com Holdings, Inc.(a)	61,037	2,374,950
Altair Engineering, Inc., Class A(a)(b)	66,290	1,756,685
American Software, Inc., Class A	48,228	685,320
Appfolio, Inc., Class A(a)(b)	25,939	2,877,932
Appian Corp.(a)(b)	57,279	2,304,334
Avid Technology, Inc.(a)(b)	47,757	321,405
Benefitfocus, Inc.(a)(b)	48,036	428,001
Blackbaud, Inc.(b)	81,206	4,510,993
Blackline, Inc.(a)(b)	71,782	3,776,451
Blucora, Inc.(a)	81,085	977,074
Bottomline Technologies DE, Inc.(a)	71,932	2,636,308
Box, Inc., Class A(a)	243,010	3,411,860
Brightcove, Inc.(a)(b)	65,201	454,451
Cargurus, Inc.(a)(b)	126,172	2,389,698
Cloudera, Inc.(a)(b)	412,014	3,242,550
CommVault Systems, Inc.(a)(b)	70,486	2,853,273
ComScore, Inc.(a)(b)	84,033	236,973
Cornerstone OnDemand, Inc.(a)	95,142	3,020,758
CSG Systems International, Inc.	54,412	2,277,142
Digimarc Corp.(a)(b)	19,450	253,823
Digital Turbine, Inc.(a)	127,294	548,637
Domo, Inc., Class B(a)(b)	30,276	300,943
Ebix, Inc.(b)	39,046	592,718
Endurance International Group Holdings, Inc.(a)	117,772	227,300
Envestnet, Inc.(a)(b)	80,001	4,302,454
ePlus, Inc.(a)	21,856	1,368,623
Eventbrite, Inc., Class A(a)	59,106	431,474
Everbridge, Inc.(a)(b)	55,086	5,858,947
EverQuote, Inc., Class A(a)	14,495	380,494
Evolent Health, Inc., Class A(a)	123,344	669,758
ForeScout Technologies, Inc.(a)(b)	71,770	2,267,214
Groupon, Inc.(a)	753,835	738,909
GTY Technology Holdings, Inc.(a)	65,280	295,066
Ideanomics, Inc.(a)	163,721	219,386
Inovalon Holdings, Inc., Class A(a)(b)	120,117	2,001,149
Intelligent Systems Corp.(a)(b)	10,835	368,282
Leaf Group Ltd.(a)	25,791	34,560
Limelight Networks, Inc.(a)(b)	192,560	1,097,592
LivePerson, Inc.(a)(b)	102,982	2,342,840
LiveRamp Holdings, Inc.(a)(b)	111,896	3,683,616
Majesco(a)	11,110	60,661
ManTech International Corp., Class A	44,737	3,251,038
Meet Group, Inc.(a)(b)	110,011	645,765

Security	Shares	Value

Computer Services Software & Systems (continued)
Mercury Systems, Inc.(a)(b)	89,863	$6,410,826
MicroStrategy, Inc., Class A(a)	13,575	1,603,208
Mitek Systems, Inc.(a)	36,057	284,129
NetScout Systems, Inc.(a)	117,527	2,781,864
NIC, Inc.	110,469	2,540,787
OneSpan, Inc.(a)	57,392	1,041,665
PAR Technology Corp.(a)	19,023	244,636
Parsons Corp.(a)	32,244	1,030,518
PDF Solutions, Inc.(a)	46,156	540,948
Perficient, Inc.(a)	52,793	1,430,162
Perspecta, Inc.	231,767	4,227,430
Phunware, Inc.(a)	46,302	31,254
Ping Identity Holding Corp.(a)	22,781	456,076
Progress Software Corp.	74,736	2,391,552
PROS Holdings, Inc.(a)	56,504	1,753,319
Q2 Holdings, Inc.(a)	72,372	4,274,290
QAD, Inc., Class A	19,211	767,095
Rapid7, Inc.(a)	81,745	3,542,011
Rimini Street, Inc.(a)	29,448	120,442
SailPoint Technologies Holding, Inc.(a)(b)	144,150	2,193,963
Schrodinger, Inc.(a)(b)	24,280	1,046,954
Science Applications International Corp.	95,819	7,150,972
SecureWorks Corp., Class A(a)(b)	12,735	146,580
SharpSpring, Inc.(a)(b)	15,791	95,693
ShotSpotter, Inc.(a)	13,316	365,924
Shutterstock, Inc.	31,932	1,026,933
Simulations Plus, Inc.	19,515	681,464
Sprout Social, Inc., Class A(a)	15,378	245,433
SPS Commerce, Inc.(a)	57,971	2,696,231
SVMK, Inc.(a)	146,541	1,979,769
Synchronoss Technologies, Inc.(a)(b)	64,512	196,762
TechTarget, Inc.(a)	38,217	787,652
Telaria, Inc.(a)(b)	74,988	449,928
Tenable Holdings, Inc.(a)(b)	62,579	1,367,977
TiVo Corp.(b)	206,733	1,463,670
Travelzoo(a)	7,629	29,982
Tucows, Inc., Class A(a)	16,872	814,243
Unisys Corp.(a)	78,964	975,205
Upland Software, Inc.(a)(b)	37,665	1,010,175
Upwork, Inc.(a)(b)	96,019	619,323
Varonis Systems, Inc.(a)(b)	49,954	3,180,571
Verint Systems, Inc.(a)(b)	110,122	4,735,246
Verra Mobility Corp.(a)	216,883	1,548,545
VirnetX Holding Corp.(a)(b)	101,386	554,581
Virtusa Corp.(a)(b)	47,646	1,353,146
Workiva, Inc.(a)	60,979	1,971,451
Yelp, Inc.(a)	114,379	2,062,253
Yext, Inc.(a)(b)	163,382	1,664,863
Zix Corp.(a)(b)	86,360	372,212

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Computer Services Software & Systems (continued)
Zuora, Inc., Class A(a)	145,563	$1,171,782

		157,045,630

Computer Technology — 0.4%
3D Systems Corp.(a)(b)	190,993	1,472,556
AstroNova, Inc.	10,458	81,154
Diebold Nixdorf, Inc.(a)	124,225	437,272
Immersion Corp.(a)(b)	49,155	263,471
Impinj, Inc.(a)	27,541	460,210
Insight Enterprises, Inc.(a)(b)	58,776	2,476,233
PC Connection, Inc.	20,202	832,524
Safeguard Scientifics, Inc.	31,399	174,264
Stratasys Ltd.(a)	85,325	1,360,934
Synaptics, Inc.(a)	57,093	3,303,972

		10,862,590

Construction — 0.5%
Aegion Corp.(a)(b)	49,279	883,572
Construction Partners, Inc., Class A(a)	31,079	524,924
EMCOR Group, Inc.	92,398	5,665,845
Granite Construction, Inc.	78,177	1,186,727
Great Lakes Dredge & Dock Corp.(a)	98,553	817,990
Primoris Services Corp.	72,902	1,159,142
Sterling Construction Co., Inc.(a)(b)	42,389	402,696
Tutor Perini Corp.(a)(b)	64,754	435,147

		11,076,043

Consumer Electronics — 0.2%
Fitbit, Inc., Series A(a)(b)	388,085	2,584,646
Sonos, Inc.(a)(b)	132,572	1,124,210
Universal Electronics, Inc.(a)(b)	23,610	905,916
ZAGG, Inc.(a)(b)	47,128	146,568

		4,761,340

Consumer Lending — 0.5%
Curo Group Holdings Corp.	26,324	139,517
Elevate Credit, Inc.(a)(b)	36,127	37,572
Encore Capital Group, Inc.(a)	52,728	1,232,781
Enova International, Inc.(a)(b)	52,470	760,290
Ezcorp, Inc., Class A(a)(b)	85,294	355,676
FirstCash, Inc.(b)	68,604	4,921,651
Marcus & Millichap, Inc.(a)	39,747	1,077,144
Nelnet, Inc., Class A	30,554	1,387,457
Oportun Financial Corp.(a)(b)	11,594	122,317
PRA Group, Inc.(a)(b)	74,730	2,071,516
Regional Management Corp.(a)	14,161	193,439
World Acceptance Corp.(a)	9,155	499,954

		12,799,314

Consumer Services: Miscellaneous — 0.2%
Cars.com, Inc.(a)	108,635	467,131
Chuy’s Holdings, Inc.(a)(b)	27,191	273,813
Core-Mark Holding Co., Inc.	75,061	2,144,493
Waitr Holdings, Inc.(a)	96,783	119,043

Security	Shares	Value

Consumer Services: Miscellaneous (continued)
WW International, Inc.(a)(b)	76,973	$1,301,613

		4,306,093

Containers & Packaging — 0.1%
Greif, Inc., Class A	42,707	1,327,761
Greif, Inc., Class B	9,682	387,861
Myers Industries, Inc.	63,571	683,388
UFP Technologies, Inc.(a)	11,366	432,931
Veritiv Corp.(a)	21,591	169,705

		3,001,646

Cosmetics — 0.1%
elf Beauty, Inc.(a)	42,700	420,168
Inter Parfums, Inc.	30,254	1,402,273
Revlon, Inc., Class A(a)(b)	10,960	119,793

		1,942,234

Diversified Financial Services — 0.8%
Alerus Financial Corp.	5,851	96,658
Altisource Portfolio Solutions SA(a)	8,939	68,562
Associated Capital Group, Inc., Class A	3,113	95,258
Cannae Holdings, Inc.(a)	122,343	4,097,267
Greenhill & Co., Inc.(b)	25,163	247,604
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	104,933	2,141,683
Houlihan Lokey, Inc.	70,767	3,688,376
MBIA, Inc.(a)	128,495	917,454
MidWestOne Financial Group, Inc.	20,758	434,672
Moelis & Co., Class A	79,956	2,246,764
Piper Sandler Cos	22,176	1,121,440
Stifel Financial Corp.	110,907	4,578,241
Tiptree, Inc.	40,194	209,813

		19,943,792

Diversified Manufacturing Operations — 0.6%
Barnes Group, Inc.(b)	78,156	3,269,266
Enerpac Tool Group Corp.(b)	91,517	1,514,606
Federal Signal Corp.	99,688	2,719,489
Harsco Corp.(a)(b)	129,418	902,044
Luxfer Holdings PLC	44,837	633,995
Lydall, Inc.(a)	28,753	185,744
OSI Systems, Inc.(a)	27,823	1,917,561
Raven Industries, Inc.	59,074	1,254,141
Standex International Corp.	21,467	1,052,312
TriMas Corp.(a)	73,969	1,708,684

		15,157,842

Diversified Materials & Processing — 0.4%
Belden, Inc.(b)	64,704	2,334,520
Cabot Microelectronics Corp.	47,978	5,476,209
Encore Wire Corp.	33,484	1,405,993
Energous Corp.(a)(b)	41,531	30,858
Insteel Industries, Inc.	29,997	397,460
Koppers Holdings, Inc.(a)	30,470	376,914
NL Industries, Inc.	9,941	29,624

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Diversified Materials & Processing (continued)
Synalloy Corp.(a)	14,455	$126,192
Tredegar Corp.	42,104	658,086
Uranium Energy Corp.(a)(b)	312,544	175,025

		11,010,881

Diversified Media — 0.0%
EW Scripps Co., Class A	95,930	723,312
Hemisphere Media Group, Inc.(a)(b)	25,247	215,610

		938,922

Diversified Retail — 0.4%
Big Lots, Inc.	65,186	926,945
BJ’s Wholesale Club Holdings, Inc.(a)(b)	184,964	4,711,033
Dillard’s, Inc., Class A(b)	16,152	596,816
Duluth Holdings, Inc., Class B(a)(b)	16,032	64,288
Gaia, Inc.(a)(b)	16,011	142,178
Hudson Ltd., Class A(a)(b)	64,021	321,386
JC Penney Co., Inc.(a)(b)	533,459	192,045
PriceSmart, Inc.	37,188	1,954,229
Stitch Fix, Inc., Class A(a)(b)	72,850	925,195
Winmark Corp.	3,840	489,293
Youngevity International, Inc.(a)	12,324	8,627

		10,332,035

Drug & Grocery Store Chains — 0.2%
Ingles Markets, Inc., Class A	25,187	910,762
PetMed Express, Inc.	32,514	935,753
Rite Aid Corp.(a)	91,663	1,374,945
Village Super Market, Inc., Class A	13,373	328,708
Weis Markets, Inc.	15,506	645,980

		4,196,148

Education Services — 0.9%
Adtalem Global Education, Inc.(a)	87,839	2,353,207
American Public Education, Inc.(a)	25,183	602,629
Chegg, Inc.(a)	196,214	7,020,537
Franklin Covey Co.(a)	16,351	254,094
HealthStream, Inc.(a)	42,758	1,024,054
Houghton Mifflin Harcourt Co.(a)(b)	168,414	316,618
K12, Inc.(a)(b)	65,171	1,229,125
Laureate Education, Inc., Class A(a)	190,564	2,002,828
Perdoceo Education Corp.(a)(b)	113,606	1,225,809
Rosetta Stone, Inc.(a)(b)	33,771	473,469
Strategic Education, Inc.	35,293	4,932,550

		21,434,920

Electronic Components — 1.0%
Acacia Research Corp.(a)	15,133	33,595
American Superconductor Corp.(a)(b)	37,058	203,078
KEMET Corp.	95,655	2,311,025
Methode Electronics, Inc.	62,071	1,640,537
Novanta, Inc.(a)	55,551	4,437,414
NVE Corp.	9,238	480,653
Rogers Corp.(a)(b)	30,706	2,899,261

Security	Shares	Value

Electronic Components (continued)
Sanmina Corp.(a)(b)	113,654	$3,100,481
ScanSource, Inc.(a)	41,439	886,380
Tech Data Corp.(a)	58,811	7,695,419
TTM Technologies, Inc.(a)	163,682	1,692,472

		25,380,315

Electronic Entertainment — 0.1%
Glu Mobile, Inc.(a)	192,326	1,209,730
PlayAGS, Inc.(a)	44,145	116,984
PolarityTE, Inc.(a)	44,132	47,663

		1,374,377

Electronics — 0.5%
Agilysys, Inc.(a)(b)	34,408	574,614
Coda Octopus Group, Inc.(a)(b)	11,217	62,927
Daktronics, Inc.	60,802	299,754
II-VI, Inc.(a)	149,725	4,267,163
Integer Holdings Corp.(a)	53,897	3,387,965
iRobot Corp.(a)(b)	46,078	1,884,590
Iteris, Inc.(a)(b)	62,088	198,682
nLight, Inc.(a)(b)	53,453	560,722

		11,236,417

Energy Equipment — 0.5%
Arcosa, Inc.	80,474	3,198,037
Bloom Energy Corp., Class A(a)(b)	89,116	466,076
Enphase Energy, Inc.(a)(b)	152,296	4,917,638
Matador Resources Co.(a)(b)	179,682	445,611
SunPower Corp.(a)(b)	124,383	630,622
Sunrun, Inc.(a)	190,670	1,925,767
TPI Composites, Inc.(a)(b)	51,141	755,864

		12,339,615

Energy Equipment & Services — 0.0%
Geospace Technologies Corp.(a)(b)	20,499	131,194

Engineering & Contracting Services — 1.0%
Argan, Inc.	24,425	844,372
Dycom Industries, Inc.(a)	51,667	1,325,259
Exponent, Inc.	85,624	6,157,222
IES Holdings, Inc.(a)(b)	13,627	240,517
KBR, Inc.	234,713	4,853,865
MasTec, Inc.(a)	100,204	3,279,677
Mistras Group, Inc.(a)	27,467	117,009
MYR Group, Inc.(a)	25,929	679,080
Tetra Tech, Inc.	90,357	6,381,011
VSE Corp.	14,607	239,409
Willdan Group, Inc.(a)(b)	16,480	352,178

		24,469,599

Entertainment — 0.1%
AMC Entertainment Holdings, Inc., Class A(b)	84,176	265,996
Golden Entertainment, Inc.(a)	27,635	182,667
IMAX Corp.(a)	87,620	792,961

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Entertainment (continued)
LiveXLive Media, Inc.(a)(b)	47,090	$74,402
Reading International, Inc., Class A(a)(b)	25,513	99,246

		1,415,272

Environmental, Maintenance, & Security Service — 0.9%
ABM Industries, Inc.	112,143	2,731,804
BrightView Holdings, Inc.(a)(b)	50,690	560,631
Brink’s Co.	82,782	4,308,803
Charah Solutions, Inc.(a)(b)	12,674	21,673
Healthcare Services Group, Inc.	124,687	2,981,266
MSA Safety, Inc.	58,500	5,920,200
SP Plus Corp.(a)	37,668	781,611
UniFirst Corp.(b)	25,058	3,786,013

		21,092,001

Fertilizers — 0.0%
Intrepid Potash, Inc.(a)(b)	146,366	117,093

Financial Data & Systems — 0.4%
Cardtronics PLC, Class A(a)(b)	61,113	1,278,484
Cass Information Systems, Inc.	23,166	814,517
Donnelley Financial Solutions, Inc.(a)	51,452	271,152
Everi Holdings, Inc.(a)(b)	129,047	425,855
EVERTEC, Inc.	100,150	2,276,410
Evo Payments, Inc., Class A(a)	66,448	1,016,655
Green Dot Corp., Class A(a)(b)	79,534	2,019,368
I3 Verticals, Inc., Class A(a)	24,393	465,662
International Money Express, Inc.(a)(b)	29,703	271,188
LendingClub Corp.(a)	111,040	871,664
Paysign, Inc.(b)	50,221	259,140
Priority Technology Holdings, Inc.(a)(b)	9,786	18,985
Value Line, Inc.	1,578	51,048

		10,040,128

Food & Staples Retailing — 0.0%
Natural Grocers by Vitamin Cottage, Inc.	13,345	113,566

Foods — 1.2%
B&G Foods, Inc.(b)	107,593	1,946,357
BellRing Brands, Inc., Class A(a)	65,283	1,113,075
Bridgford Foods Corp.(a)(b)	2,585	59,636
Chefs’ Warehouse, Inc.(a)(b)	39,428	397,040
Freshpet, Inc.(a)	57,332	3,661,795
HF Foods Group, Inc.(a)	34,818	292,123
Hostess Brands, Inc.(a)(b)	202,764	2,161,464
J&J Snack Foods Corp.	25,072	3,033,712
John B Sanfilippo & Son, Inc.	14,180	1,267,692
Lancaster Colony Corp.	31,247	4,519,566
Medifast, Inc.	18,242	1,140,125
Nature’s Sunshine Products, Inc.(a)	12,706	103,300
Performance Food Group Co.(a)	190,231	4,702,510
Seneca Foods Corp., Class A(a)	10,989	437,143
Simply Good Foods Co.(a)	136,616	2,631,224
SpartanNash Co.	63,558	910,151

Security	Shares	Value

Foods (continued)
Tootsie Roll Industries, Inc.	28,211	$1,014,459
United Natural Foods, Inc.(a)	88,764	814,854

		30,206,226

Forest Products — 0.2%
Boise Cascade Co.(b)	66,330	1,577,327
Universal Forest Products, Inc.	98,513	3,663,699

		5,241,026

Forms & Bulk Printing Services — 0.1%
Deluxe Corp.	70,180	1,819,767
Ennis, Inc.	42,407	796,403
InnerWorkings, Inc.(a)(b)	67,993	79,552
Quad/Graphics, Inc.	51,505	129,793
RR Donnelley & Sons Co.	108,819	104,303

		2,929,818

Fruit & Grain Processing — 0.0%
MGP Ingredients, Inc.(b)	21,326	573,456

Funeral Parlors & Cemeteries — 0.2%
Carriage Services, Inc.	26,969	435,549
Hillenbrand, Inc.	121,651	2,324,751
Matthews International Corp., Class A	50,485	1,221,232

		3,981,532

Gas Pipeline — 0.0%
Altus Midstream Co., Class A(a)(b)	75,216	56,412
NextDecade Corp.(a)	17,065	32,082

		88,494

Glass — 0.0%
Apogee Enterprises, Inc.	43,337	902,276

Gold — 0.2%
Coeur Mining, Inc.(a)(b)	394,712	1,267,025
Gold Resource Corp.	98,445	270,724
Novagold Resources, Inc.(a)(b)	386,202	2,850,171

		4,387,920

Health Care Equipment & Supplies — 0.1%
Inogen, Inc.(a)	30,907	1,596,656

Health Care Facilities — 0.6%
Apollo Medical Holdings, Inc.(a)	13,273	171,487
Brookdale Senior Living, Inc.(a)	305,265	952,427
Ensign Group, Inc.	83,871	3,154,388
Genesis Healthcare, Inc.(a)(b)	126,184	106,323
Hanger, Inc.(a)	59,772	931,248
Joint Corp.(a)(b)	20,432	221,687
National HealthCare Corp.	20,888	1,498,296
Select Medical Holdings Corp.(a)	182,291	2,734,365
Tenet Healthcare Corp.(a)	170,914	2,461,162

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Facilities (continued)
U.S. Physical Therapy, Inc.	20,947	$1,445,343

		13,676,726

Health Care Management Services — 0.2%
1Life Healthcare, Inc.(a)	31,133	565,064
Computer Programs & Systems, Inc.	20,333	452,409
Magellan Health, Inc.(a)	36,109	1,737,204
Option Care Health, Inc.(a)(b)	49,750	471,133
Progyny, Inc.(a)(b)	19,196	406,763
Triple-S Management Corp., Class B(a)	37,598	530,132

		4,162,705

Health Care Services — 3.4%
Accelerate Diagnostics, Inc.(a)(b)	44,393	369,794
Addus HomeCare Corp.(a)(b)	20,618	1,393,777
Allscripts Healthcare Solutions, Inc.(a)(b)	268,045	1,887,037
Amedisys, Inc.(a)	51,973	9,539,124
AMN Healthcare Services, Inc.(a)	76,421	4,417,898
Cara Therapeutics, Inc.(a)(b)	65,975	871,530
Catasys, Inc.(a)(b)	11,039	168,124
CorVel Corp.(a)	14,327	780,965
Cross Country Healthcare, Inc.(a)	58,656	395,341
Flexion Therapeutics, Inc.(a)(b)	54,132	426,019
Globus Medical, Inc., Class A(a)	125,951	5,356,696
Health Catalyst, Inc.(b)	30,819	805,917
HealthEquity, Inc.(a)	114,873	5,811,425
HMS Holdings Corp.(a)	145,799	3,684,341
LHC Group, Inc.(a)	49,868	6,991,494
Livongo Health, Inc.(a)(b)	86,555	2,469,414
NeoGenomics, Inc.(a)(b)	157,935	4,360,585
NextGen Healthcare, Inc.(a)	90,601	945,875
Omnicell, Inc.(a)	68,547	4,495,312
OptimizeRx Corp.(a)(b)	21,306	193,032
Pennant Group Inc.(a)	42,196	597,495
Phibro Animal Health Corp., Class A	33,892	819,170
Phreesia, Inc.(a)	47,730	1,003,762
R1 RCM, Inc.(a)(b)	170,660	1,551,299
Ryman Hospitality Properties, Inc.	81,763	2,931,204
Surgery Partners, Inc.(a)(b)	38,960	254,409
Tabula Rasa HealthCare, Inc.(a)(b)	32,297	1,688,810
Teladoc Health, Inc.(a)(b)	119,735	18,560,122
Tivity Health, Inc.(a)(b)	76,770	482,883

		83,252,854

Health Care: Miscellaneous — 0.2%
Medpace Holdings, Inc.(a)	45,730	3,355,667
Providence Service Corp.(a)	20,284	1,113,186

		4,468,853

Home Building — 0.8%
Beazer Homes USA, Inc.(a)(b)	46,913	302,120
Century Communities, Inc.(a)(b)	46,521	675,020
Installed Building Products, Inc.(a)	38,272	1,525,905
KB Home(b)	143,766	2,602,164

Security	Shares	Value

Home Building (continued)
Legacy Housing Corp.(a)(b)	8,543	$79,023
LGI Homes, Inc.(a)	33,913	1,531,172
M/I Homes, Inc.(a)	44,877	741,817
MDC Holdings, Inc.	83,701	1,941,863
Meritage Homes Corp.(a)	60,723	2,216,997
Taylor Morrison Home Corp., Class A(a)(b)	216,341	2,379,751
TopBuild Corp.(a)	55,419	3,970,217
TRI Pointe Group, Inc.(a)(b)	228,350	2,002,629

		19,968,678

Hotel/Motel — 0.1%
Marcus Corp.	36,803	453,413
Red Lion Hotels Corp.(a)(b)	37,919	55,362
Red Rock Resorts, Inc., Class A	115,663	988,918

		1,497,693

Household Appliances — 0.0%
Hamilton Beach Brands Holding Co., Class A	9,881	93,969
National Presto Industries, Inc.	8,409	595,441

		689,410

Household Equipment & Products — 0.7%
Central Garden & Pet Co.(a)	18,844	518,210
Central Garden & Pet Co., Class A(a)	66,023	1,688,208
Helen of Troy Ltd.(a)(b)	41,617	5,994,097
Novocure Ltd.(a)	144,015	9,697,970
Tupperware Brands Corp.	85,836	139,054

		18,037,539

Household Furnishings — 0.3%
American Woodmark Corp.(a)(b)	27,911	1,271,904
Bassett Furniture Industries, Inc.	14,828	80,812
Casper Sleep, Inc.(a)(b)	11,092	47,585
Ethan Allen Interiors, Inc.	39,204	400,665
Flexsteel Industries, Inc.	11,157	122,281
Hooker Furniture Corp.	19,559	305,316
La-Z-Boy, Inc.	76,317	1,568,314
Lifetime Brands, Inc.	17,497	98,858
Lovesac Co.(a)(b)	13,634	79,486
Purple Innovation, Inc.(a)	13,115	74,493
RH(a)(b)	28,040	2,817,179
Select Interior Concepts, Inc., Class A(a)	31,954	66,145
Sleep Number Corp.(a)	46,323	887,549

		7,820,587

Insurance: Life — 0.5%
American Equity Investment Life Holding Co.(b)	134,382	2,526,381
Benefytt Technologies, Inc.(a)(b)	15,894	355,867
Citizens, Inc.(a)	80,383	524,097
CNO Financial Group, Inc.	248,428	3,078,023
FBL Financial Group, Inc., Class A	16,995	793,157

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance: Life (continued)
FGL Holdings	245,759	$2,408,438
GWG Holdings, Inc.(a)(b)	4,648	47,224
Independence Holding Co.	9,140	233,618
National Western Life Group, Inc., Class A	4,314	742,008
Third Point Reinsurance Ltd.(a)	125,559	930,392
Trupanion, Inc.(a)(b)	49,594	1,290,932

		12,930,137

Insurance: Multi-Line — 0.5%
BRP Group, Inc., Class A(a)(b)	29,567	311,932
Crawford & Co., Class A	29,182	210,110
eHealth, Inc.(a)	37,850	5,330,037
Goosehead Insurance, Inc., Class A(a)	19,160	855,111
Horace Mann Educators Corp.	59,708	2,184,716
James River Group Holdings Ltd.	48,683	1,764,272
Mr Cooper Group, Inc.(a)(b)	126,064	924,049
PICO Holdings, Inc.(a)	14,026	109,122
ProSight Global, Inc.(a)(b)	15,941	155,425
Watford Holdings Ltd.(a)	30,253	443,206

		12,287,980

Insurance: Property-Casualty — 2.1%
AMERISAFE, Inc.	28,534	1,839,587
Argo Group International Holdings Ltd.	55,296	2,049,270
Donegal Group, Inc., Class A	20,078	305,186
Employers Holdings, Inc.	36,372	1,473,430
Enstar Group Ltd.(a)	19,346	3,076,981
Essent Group Ltd.	160,158	4,218,562
FedNat Holding Co.	19,373	222,402
Genworth Financial, Inc., Class A(a)	845,131	2,805,835
Global Indemnity Ltd.	13,789	351,619
Greenlight Capital Re Ltd., Class A(a)	61,461	365,693
Hallmark Financial Services, Inc.(a)	37,323	150,785
HCI Group, Inc.	10,877	437,799
Heritage Insurance Holdings, Inc.	45,012	482,078
Hilltop Holdings, Inc.	119,208	1,802,425
Investors Title Co.	3,034	388,352
Kinsale Capital Group, Inc.	34,117	3,566,250
National General Holdings Corp.	114,478	1,894,611
NI Holdings, Inc.(a)	16,737	226,954
NMI Holdings, Inc., Class A(a)	113,124	1,313,370
Palomar Holdings, Inc.(a)	30,886	1,796,330
ProAssurance Corp.	75,946	1,898,650
Protective Insurance Corp., Class B	15,162	208,477
Radian Group, Inc.	337,107	4,365,536
RLI Corp.	66,406	5,839,079
Safety Insurance Group, Inc.	24,279	2,049,876
Selective Insurance Group, Inc.	97,678	4,854,596
State Auto Financial Corp.	28,950	804,520
Stewart Information Services Corp.	32,704	872,216
United Fire Group, Inc.	35,885	1,170,210
United Insurance Holdings Corp.	35,911	331,818

Security	Shares	Value

Insurance: Property-Casualty (continued)
Universal Insurance Holdings, Inc.	49,297	$883,402

		52,045,899

International Trade & Diversified Logistic — 0.1%
CryoPort, Inc.(a)(b)	52,134	889,927
Radiant Logistics, Inc.(a)	75,533	292,313
Vectrus, Inc.(a)	18,881	781,862

		1,964,102

Internet Software & Services — 0.1%
ChannelAdvisor Corp.(a)	43,402	315,099
eGain Corp.(a)(b)	34,204	250,715
Gogo, Inc.(a)(b)	85,100	180,412
Quotient Technology, Inc.(a)(b)	124,735	810,777
TrueCar, Inc.(a)	171,450	414,909

		1,971,912

Leisure Time — 0.8%
Acushnet Holdings Corp.	58,205	1,497,033
American Outdoor Brands Corp.(a)	90,330	749,739
Bluegreen Vacations Corp.	14,077	81,365
Callaway Golf Co.	153,748	1,571,305
Churchill Downs, Inc.	58,189	5,990,558
Clarus Corp.(b)	31,194	305,701
Drive Shack, Inc.(a)(b)	94,139	143,091
Escalade, Inc.	15,982	95,093
Johnson Outdoors, Inc., Class A	8,709	546,054
Liberty TripAdvisor Holdings, Inc., Series A(a)	119,545	215,181
Lindblad Expeditions Holdings, Inc.(a)	39,560	164,965
Marriott Vacations Worldwide Corp.	68,766	3,822,014
OneSpaWorld Holdings Ltd.	74,249	301,451
RCI Hospitality Holdings, Inc.	15,137	150,916
SeaWorld Entertainment, Inc.(a)	78,665	866,888
Sturm Ruger & Co., Inc.	27,684	1,409,392
Vista Outdoor, Inc.(a)(b)	96,232	846,842
YETI Holdings, Inc.(a)	93,958	1,834,060

		20,591,648

Life Sciences Tools & Services — 0.0%
WaVe Life Sciences Ltd.(a)(b)	43,984	412,130

Luxury Items — 0.0%
Movado Group, Inc.	26,394	311,977
Signet Jewelers Ltd.	85,628	552,301

		864,278

Machinery: Agricultural — 0.1%
Alamo Group, Inc.(b)	15,938	1,414,975
Lindsay Corp.(b)	18,414	1,686,354
Titan International, Inc.	86,427	133,962
Titan Machinery, Inc.(a)(b)	32,252	280,270

		3,515,561

Machinery: Construction & Handling — 0.2%
Astec Industries, Inc.	38,713	1,353,794

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery: Construction & Handling (continued)
Douglas Dynamics, Inc.	36,751	$1,305,028
Manitowoc Co., Inc.(a)	57,001	484,508
NACCO Industries, Inc., Class A	5,686	159,094
Terex Corp.	105,063	1,508,705

		4,811,129

Machinery: Engines — 0.0%
Briggs & Stratton Corp.	72,021	130,358

Machinery: Industrial — 1.2%
Altra Industrial Motion Corp.	106,657	1,865,431
Applied Industrial Technologies, Inc.	63,371	2,897,322
Chart Industries, Inc.(a)(b)	59,843	1,734,250
Columbus McKinnon Corp.(b)	37,595	939,875
DXP Enterprises, Inc.(a)	26,329	322,794
EnPro Industries, Inc.	34,049	1,347,659
EVI Industries, Inc.(a)	6,784	107,051
Gencor Industries, Inc.(a)	12,664	132,972
Graham Corp.	14,327	184,818
Hyster-Yale Materials Handling, Inc.	18,129	726,792
John Bean Technologies Corp.	51,641	3,835,377
Kadant, Inc.	18,018	1,345,044
Kennametal, Inc.	138,423	2,577,436
Mayville Engineering Co., Inc.(a)	9,414	57,708
MTS Systems Corp.	32,332	727,470
Omega Flex, Inc.	4,792	404,445
Proto Labs, Inc.(a)(b)	44,928	3,420,369
SPX Corp.(a)	72,470	2,365,421
SPX FLOW, Inc.(a)	69,647	1,979,368
Tennant Co.(b)	29,597	1,715,146
Twin Disc, Inc.(a)	17,752	123,909
Welbilt, Inc.(a)(b)	213,869	1,097,148

		29,907,805

Machinery: Specialty — 0.1%
Albany International Corp., Class A	51,133	2,420,125
Hurco Cos., Inc.	10,416	303,105

		2,723,230

Manufactured Housing — 0.1%
Cavco Industries, Inc.(a)	14,466	2,096,702
Skyline Champion Corp.(a)	83,277	1,305,783

		3,402,485

Medical & Dental Instruments & Supplies — 2.4%
Alphatec Holdings, Inc.(a)(b)	64,366	222,063
American Renal Associates Holdings, Inc.(a)(b)	30,930	204,447
AngioDynamics, Inc.(a)(b)	59,152	616,955
Anika Therapeutics, Inc.(a)	22,321	645,300
Antares Pharma, Inc.(a)	260,797	615,481
Apyx Medical Corp.	51,661	185,463
AtriCure, Inc.(a)	62,874	2,111,938
Atrion Corp.	2,369	1,539,850
Avanos Medical, Inc.(a)(b)	78,538	2,115,028

Security	Shares	Value

Medical & Dental Instruments & Supplies (continued)
Axogen, Inc.(a)(b)	55,048	$572,499
BioLife Solutions, Inc.(a)	10,419	98,981
Cardiovascular Systems, Inc.(a)	57,256	2,015,984
Centogene NV(a)	3,407	68,140
Cerus Corp.(a)(b)	260,411	1,210,911
Community Health Systems, Inc.(a)	160,450	535,903
CONMED Corp.	45,507	2,606,186
CryoLife, Inc.(a)(b)	59,713	1,010,344
Cutera, Inc.(a)(b)	22,845	298,356
Exagen, Inc.	5,688	90,667
Intersect ENT, Inc.(a)	51,176	606,436
Invacare Corp.	55,654	413,509
LeMaitre Vascular, Inc.(b)	26,581	662,399
LivaNova PLC(a)	80,746	3,653,756
Meridian Bioscience, Inc.(a)	68,945	579,138
Merit Medical Systems, Inc.(a)	88,888	2,777,750
NanoString Technologies, Inc.(a)(b)	56,438	1,357,334
Neogen Corp.(a)(b)	85,688	5,740,239
NuVasive, Inc.(a)	85,998	4,356,659
Ocular Therapeutix, Inc.(a)(b)	69,445	343,753
OraSure Technologies, Inc.(a)	107,765	1,159,551
Organogenesis Holdings, Inc.(a)	15,729	50,805
Orthofix Medical, Inc.(a)	29,049	813,662
OrthoPediatrics Corp.(a)(b)	18,179	720,616
Owens & Minor, Inc.	112,530	1,029,649
Patterson Cos., Inc.	140,708	2,151,425
Quidel Corp.(a)(b)	59,233	5,793,580
SeaSpine Holdings Corp.(a)	34,773	284,095
Senseonics Holdings, Inc.(a)(b)	189,093	119,790
Sientra, Inc.(a)(b)	59,637	118,678
STAAR Surgical Co.(a)	74,692	2,409,564
Surmodics, Inc.(a)	23,286	775,890
TransEnterix, Inc.(a)	21,383	7,523
TransMedics Group, Inc.(a)	23,615	285,269
Utah Medical Products, Inc.	5,607	527,338
ViewRay, Inc.(a)(b)	170,921	427,302
Wright Medical Group NV(a)	209,193	5,993,379

		59,923,585

Medical Equipment — 1.6%
Accuray, Inc.(a)	142,231	270,239
BioSig Technologies, Inc.(a)(b)	37,855	158,612
CareDx, Inc.(a)	67,752	1,479,026
ConforMIS, Inc.(a)(b)	100,669	63,421
ElectroCore, Inc.(a)	17,217	16,356
Fluidigm Corp.(a)(b)	114,760	291,490
Glaukos Corp.(a)(b)	64,573	1,992,723
Haemonetics Corp.(a)	83,686	8,340,147
Inspire Medical Systems, Inc.(a)	22,160	1,335,805
IntriCon Corp.(a)	18,839	221,735
iRadimed Corp.(a)(b)	6,885	146,995
iRhythm Technologies, Inc.(a)(b)	43,854	3,567,523
Lantheus Holdings, Inc.(a)(b)	64,063	817,444
Luminex Corp.	69,452	1,912,014

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Medical Equipment (continued)
Misonix, Inc.(a)	14,244	$134,179
Natus Medical, Inc.(a)	55,359	1,280,454
Neuronetics, Inc.(a)	20,360	38,480
Nevro Corp.(a)(b)	49,588	4,957,808
Quanterix Corp.(a)	25,374	466,120
Shockwave Medical, Inc.(a)(b)	42,005	1,393,726
SI-BONE, Inc.(a)	30,696	366,817
Silk Road Medical, Inc.(a)(b)	26,189	824,430
Soliton, Inc.(a)(b)	7,988	64,703
Tactile Systems Technology, Inc.(a)	30,327	1,217,932
Tandem Diabetes Care, Inc.(a)	92,946	5,981,075
Vapotherm, Inc.(a)	25,020	471,127
Varex Imaging Corp.(a)	62,155	1,411,540
Zynex, Inc.(a)	26,805	296,731

		39,518,652

Metal Fabricating — 0.8%
Advanced Drainage Systems, Inc.	71,811	2,114,116
Compx International, Inc.	2,464	37,453
DMC Global, Inc.	22,761	523,731
Eastern Co.	8,070	157,365
Haynes International, Inc.	19,883	409,789
Lawson Products, Inc.(a)	6,505	173,814
LB Foster Co., Class A(a)	16,911	209,020
MRC Global, Inc.(a)(b)	127,619	543,657
Mueller Industries, Inc.	91,680	2,194,819
Mueller Water Products, Inc., Class A	257,419	2,061,926
NN, Inc.	68,197	117,981
Northwest Pipe Co.(a)	15,630	347,767
RBC Bearings, Inc.(a)(b)	40,174	4,531,225
Rexnord Corp.	176,190	3,994,227
Worthington Industries, Inc.	65,375	1,716,094

		19,132,984

Metals & Minerals: Diversified — 0.6%
Cleveland-Cliffs, Inc.(b)	657,088	2,595,498
Commercial Metals Co.	197,850	3,124,052
Compass Minerals International, Inc.	56,352	2,167,860
Energy Fuels, Inc.(a)(b)	170,377	201,045
Ferroglobe PLC(c)	42,394	1
Hecla Mining Co.	881,598	1,604,508
Materion Corp.	33,348	1,167,513
Minerals Technologies, Inc.	56,745	2,057,574
Oil-Dri Corp. of America	8,646	289,122
Ring Energy, Inc.(a)(b)	90,112	59,357
SunCoke Energy, Inc.	115,600	445,060
U.S. Silica Holdings, Inc.	118,656	213,581
United States Lime & Minerals, Inc.	4,129	304,927

		14,230,098

Miscellaneous Consumer Staples — 0.0%
cbdMD, Inc.	50,663	47,117

Office Supplies & Equipment — 0.3%
ACCO Brands Corp.	159,931	807,652

Security	Shares	Value

Office Supplies & Equipment (continued)
Herman Miller, Inc.	98,746	$2,192,161
HNI Corp.	71,442	1,799,624
Kimball International, Inc., Class B	63,823	760,132
Knoll, Inc.	80,390	829,625
Pitney Bowes, Inc.	278,650	568,446
Steelcase, Inc., Class A	146,429	1,445,254

		8,402,894

Offshore Drilling & Other Services — 0.0%
Diamond Offshore Drilling, Inc.(a)(b)	109,473	200,336
Noble Corp. PLC(a)(b)	383,683	99,757
Pacific Drilling SA(a)(b)	44,926	19,318
SEACOR Marine Holdings, Inc.(a)(b)	33,234	145,565

		464,976

Oil Well Equipment & Services — 0.3%
Cactus, Inc., Class A	82,758	959,993
Covia Holdings Corp.(a)(b)	62,110	35,490
Dril-Quip, Inc.(a)	60,185	1,835,642
Flotek Industries, Inc.(a)(b)	83,384	74,212
Forum Energy Technologies, Inc.(a)(b)	123,556	21,906
Frank’s International NV(a)(b)	173,141	448,435
FTS International, Inc.(a)	48,704	10,861
Helix Energy Solutions Group, Inc.(a)(b)	234,558	384,675
Independence Contract Drilling, Inc.(a)	3,270	4,578
KLX Energy Services Holdings, Inc.(a)	31,321	21,925
Liberty Oilfield Services, Inc., Class A	86,921	233,817
Mammoth Energy Services, Inc.	18,588	13,919
Matrix Service Co.(a)	43,580	412,703
Nabors Industries Ltd.	572,123	223,185
National Energy Services Reunited Corp.(a)(b)	39,684	201,595
Natural Gas Services Group, Inc.(a)	18,775	83,737
NCS Multistage Holdings, Inc.(a)	14,363	9,192
Newpark Resources, Inc.(a)	137,755	123,566
NexTier Oilfield Solutions Inc.(a)	258,693	302,671
Nine Energy Service, Inc.(a)	23,730	19,181
Oceaneering International, Inc.(a)	161,396	474,504
Oil States International, Inc.(a)	97,571	198,069
ProPetro Holding Corp.(a)	129,717	324,292
RigNet, Inc.(a)	21,835	39,303
RPC, Inc.	98,174	202,238
SEACOR Holdings, Inc.(a)	28,912	779,468
Seadrill Ltd.(a)(b)	87,528	37,637
Select Energy Services, Inc., Class A(a)(b)	96,614	312,063
Smart Sand, Inc.(a)(b)	31,470	32,729
Solaris Oilfield Infrastructure, Inc., Class A	50,749	266,432
TETRA Technologies, Inc.(a)	185,359	59,315
U.S Well Services, Inc.(a)(b)	29,965	8,990

		8,156,323

Oil, Gas & Consumable Fuels — 0.2%
Archrock, Inc.	216,649	814,600

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Ardmore Shipping Corp.	56,023	$294,121
DHT Holdings, Inc.	182,988	1,403,518
Dorian LPG Ltd.(a)	44,875	390,861
Exterran Corp.(a)	60,568	290,726
Plug Power, Inc.(a)(b)	493,338	1,746,417

		4,940,243

Oil: Crude Producers — 0.7%
Abraxas Petroleum Corp.(a)(b)	239,135	28,935
Amplify Energy Corp.	20,050	11,346
Berry Corp.	102,753	247,635
Bonanza Creek Energy, Inc.(a)(b)	31,381	353,036
Brigham Minerals, Inc., Class A	47,631	393,908
California Resources Corp.(a)(b)	79,668	79,668
Callon Petroleum Co.(a)	622,706	341,181
Chaparral Energy, Inc., Class A(a)(b)	46,381	21,799
CNX Resources Corp.(a)(b)	310,174	1,650,126
Comstock Resources, Inc.(a)(b)	27,958	150,694
CVR Energy, Inc.	49,531	818,747
Denbury Resources, Inc.(a)	774,423	142,958
Earthstone Energy, Inc., Class A(a)(b)	32,802	57,732
Evolution Petroleum Corp.	40,577	105,906
Extraction Oil & Gas, Inc.(a)(b)	128,206	54,103
Falcon Minerals Corp.	58,877	126,586
Goodrich Petroleum Corp.(a)	11,977	51,022
Gulfport Energy Corp.(a)	246,641	109,681
HighPoint Resources Corp.(a)(b)	171,738	32,630
Laredo Petroleum, Inc.(a)	276,805	105,131
Magnolia Oil & Gas Corp., Class A(a)(b)	164,740	658,960
Montage Resources Corp.(a)	31,941	71,867
Northern Oil and Gas, Inc.(a)	582,561	386,296
Oasis Petroleum, Inc.(a)(b)	519,931	181,976
ONE Gas, Inc.	86,401	7,224,852
Overseas Shipholding Group, Inc., Class A(a)(b)	108,747	246,856
Panhandle Oil and Gas, Inc., Class A	23,154	85,438
PDC Energy, Inc.(a)(b)	168,339	1,045,385
Penn Virginia Corp.(a)	22,943	70,894
PrimeEnergy Resources Corp.(a)(b)	776	57,424
QEP Resources, Inc.	390,718	130,695
Rosehill Resources, Inc.(a)	15,579	6,387
SandRidge Energy, Inc.(a)(b)	45,940	41,305
SilverBow Resources, Inc.(a)(b)	9,744	24,068
SM Energy Co.	181,536	221,474
Southwestern Energy Co.(a)	904,483	1,528,576
Talos Energy, Inc.(a)(b)	33,127	190,480
Tellurian, Inc.(a)(b)	153,640	138,875
Unit Corp.(a)(b)	80,214	20,856
W&T Offshore, Inc.(a)	156,046	265,278
Whiting Petroleum Corp.(a)(b)	140,975	94,510

		17,575,276

Oil: Refining & Marketing — 0.3%
Clean Energy Fuels Corp.(a)(b)	217,452	387,065

Security	Shares	Value

Oil: Refining & Marketing (continued)
Delek US Holdings, Inc.	123,058	$1,939,394
Par Pacific Holdings, Inc.(a)	57,303	406,851
Renewable Energy Group, Inc.(a)	63,850	1,310,840
Trecora Resources(a)(b)	35,662	212,189
World Fuel Services Corp.	106,842	2,690,282

		6,946,621

Paints & Coatings — 0.2%
Chase Corp.	12,034	990,278
Ferro Corp.(a)(b)	135,792	1,271,013
HB Fuller Co.	84,466	2,359,135
Kronos Worldwide, Inc.	37,297	314,787

		4,935,213

Paper — 0.2%
Clearwater Paper Corp.(a)	25,888	564,617
Neenah, Inc.	27,446	1,183,746
PH Glatfelter Co.	71,990	879,718
Schweitzer-Mauduit International, Inc.	50,880	1,415,482
Verso Corp., Class A(a)(b)	58,427	659,056

		4,702,619

Personal Care — 0.3%
Edgewell Personal Care Co.(a)	91,064	2,192,821
Lifevantage Corp.(a)(b)	27,743	285,753
USANA Health Sciences, Inc.(a)	20,646	1,192,513
WD-40 Co.	22,697	4,558,692

		8,229,779

Pharmaceuticals — 2.8%
Abeona Therapeutics, Inc.(a)(b)	89,299	187,528
ACADIA Pharmaceuticals, Inc.(a)	186,658	7,886,300
AcelRx Pharmaceuticals, Inc.(a)(b)	118,774	140,153
Aclaris Therapeutics, Inc.(a)	46,762	48,632
Adamas Pharmaceuticals, Inc.(a)(b)	33,709	97,419
Aerie Pharmaceuticals, Inc.(a)(b)	69,696	940,896
Akorn, Inc.(a)	144,384	81,028
Amneal Pharmaceuticals, Inc.(a)	194,933	678,367
Amphastar Pharmaceuticals, Inc.(a)(b)	62,591	928,850
Arrowhead Pharmaceuticals, Inc.(a)	165,852	4,771,562
Assertio Therapeutics, Inc.(a)	96,285	62,585
Axonics Modulation Technologies, Inc.(a)(b)	30,174	766,721
Axsome Therapeutics, Inc.(a)(b)	45,043	2,649,880
Biospecifics Technologies Corp.(a)(b)	11,180	632,453
Cerecor, Inc.(a)(b)	32,033	79,442
Chimerix, Inc.(a)	75,882	109,270
ChromaDex Corp.(a)(b)	67,064	218,629
Concert Pharmaceuticals, Inc.(a)(b)	43,423	383,859
Corcept Therapeutics, Inc.(a)(b)	161,742	1,923,112
Corium International, Inc.(b)(c)	34,301	6,174
CorMedix, Inc.(a)(b)	41,288	148,224
Dicerna Pharmaceuticals, Inc.(a)	88,513	1,625,984
Eagle Pharmaceuticals, Inc.(a)	15,068	693,128
Eloxx Pharmaceuticals, Inc.(a)(b)	37,597	73,690

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals (continued)
Enanta Pharmaceuticals, Inc.(a)(b)	31,156	$1,602,353
Endo International PLC(a)	371,148	1,373,248
Esperion Therapeutics, Inc.(a)(b)	42,066	1,326,341
Evolus, Inc.(a)(b)	29,528	122,541
Galectin Therapeutics, Inc.(a)	71,645	140,424
Heska Corp.(a)(b)	11,534	637,830
Innoviva, Inc.(a)	105,005	1,234,859
Intra-Cellular Therapies, Inc.(a)	87,672	1,347,519
Ironwood Pharmaceuticals, Inc.(a)(b)	258,592	2,609,193
La Jolla Pharmaceutical Co.(a)	31,028	130,318
Lannett Co., Inc.(a)	52,516	364,986
Liquidia Technologies, Inc.(a)	20,040	94,388
Mallinckrodt PLC(a)(b)	136,411	270,094
MEI Pharma, Inc.(a)	159,894	257,429
MyoKardia, Inc.(a)	73,771	3,458,384
Omthera Pharmaceuticals, Inc.(c)	1,326	—
Optinose, Inc.(a)(b)	45,112	202,553
Osmotica Pharmaceuticals PLC(a)(b)	12,318	39,171
Pacira BioSciences, Inc.(a)	67,911	2,277,056
Paratek Pharmaceuticals, Inc.(a)	54,370	171,265
PetIQ, Inc.(a)(b)	32,729	760,295
Portola Pharmaceuticals, Inc.(a)	127,182	906,808
Prestige Consumer Healthcare, Inc.(a)(b)	83,231	3,052,913
Radius Health, Inc.(a)	74,352	966,576
Reata Pharmaceuticals, Inc., Class A(a)	37,578	5,424,009
Revance Therapeutics, Inc.(a)	85,721	1,268,671
SIGA Technologies, Inc.(a)(b)	90,574	432,944
Spectrum Pharmaceuticals, Inc.(a)(b)	184,347	429,529
Supernus Pharmaceuticals, Inc.(a)	81,906	1,473,489
Syndax Pharmaceuticals, Inc.(a)(b)	36,605	401,557
TG Therapeutics, Inc.(a)(b)	141,775	1,395,066
TherapeuticsMD, Inc.(a)(b)	357,938	379,414
Theravance Biopharma, Inc.(a)(b)	81,354	1,880,091
Ultragenyx Pharmaceutical, Inc.(a)(b)	90,741	4,031,623
Voyager Therapeutics, Inc.(a)	40,351	369,212
Zogenix, Inc.(a)(b)	71,051	1,757,091
Zynerba Pharmaceuticals, Inc.(a)(b)	35,338	135,345

		67,858,471

Photography — 0.0%
GoPro, Inc., Class A(a)(b)	212,746	557,395

Plastics — 0.0%
Trinseo SA	65,385	1,184,122

Power Transmission Equipment — 0.6%
Advanced Energy Industries, Inc.(a)	63,211	3,065,102
Generac Holdings, Inc.(a)(b)	101,161	9,425,170
Powell Industries, Inc.	14,539	373,216

Security	Shares	Value

Power Transmission Equipment (continued)
Vicor Corp.(a)(b)	29,421	$1,310,411

		14,173,899

Printing & Copying Services — 0.2%
Casella Waste Systems, Inc., Class A(a)(b)	76,399	2,984,145
Cimpress PLC(a)	31,728	1,687,930

		4,672,075

Producer Durables: Miscellaneous — 0.2%
Advanced Disposal Services, Inc.(a)	120,258	3,944,463
Park-Ohio Holdings Corp.	14,160	268,190

		4,212,653

Production Technology Equipment — 0.5%
Axcelis Technologies, Inc.(a)	53,562	980,720
Brooks Automation, Inc.	119,814	3,654,327
Cohu, Inc.(b)	66,706	825,820
Ichor Holdings Ltd.(a)	36,703	703,230
Onto Innovation, Inc.(a)(b)	79,487	2,358,379
Photronics, Inc.(a)	99,012	1,015,863
Ultra Clean Holdings, Inc.(a)	65,201	899,774
Veeco Instruments, Inc.(a)	80,064	766,213
Xperi Corp.	81,378	1,131,968

		12,336,294

Publishing — 0.1%
Daily Journal Corp.(a)	1,877	428,519
Eros International PLC(a)(b)	153,018	252,480
Gannett Co., Inc.	190,581	282,060
Lee Enterprises, Inc.(a)(b)	79,941	78,582
Meredith Corp.	66,465	812,202
Scholastic Corp.	48,925	1,247,098
Tribune Publishing Co.	29,240	237,137

		3,338,078

Radio & TV Broadcasters — 0.4%
Central European Media Enterprises Ltd., Class A(a)(b)	144,864	453,424
Cumulus Media, Inc., Class A(a)	24,455	132,546
Entercom Communications Corp., Class A	190,229	325,292
Entravision Communications Corp., Class A	92,608	187,994
Gray Television, Inc.(a)(b)	151,035	1,622,116
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	17,111	333,664
Liberty Media Corp.-Liberty Braves, Class C(a)(b)	63,833	1,216,657
MSG Networks, Inc., Class A(a)	70,962	723,812
Saga Communications, Inc., Class A	6,403	176,147

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Radio & TV Broadcasters (continued)
TEGNA, Inc.(b)	361,144	$3,922,024

		9,093,676

Railroad Equipment — 0.0%
Greenbrier Cos., Inc.	52,657	934,135

Real Estate — 0.5%
Avalon GloboCare Corp.(a)	32,360	50,158
Consolidated-Tomoka Land Co.(b)	8,085	366,493
Cushman & Wakefield PLC(a)(b)	189,493	2,224,648
eXp World Holdings, Inc.(a)(b)	34,405	291,066
Griffin Industrial Realty, Inc.	1,381	45,159
Kennedy-Wilson Holdings, Inc.	203,236	2,727,427
Newmark Group, Inc., Class A	237,538	1,009,536
Realogy Holdings Corp.	188,371	566,997
Redfin Corp.(a)	150,128	2,314,974
Retail Value, Inc.	23,966	293,583
RMR Group, Inc., Class A	25,471	686,953
St. Joe Co.(a)	55,431	930,132
Stratus Properties, Inc.(a)	8,765	155,053
Tejon Ranch Co.(a)(b)	34,480	484,789

		12,146,968

Real Estate Investment Trusts (REITs) — 7.3%
Acadia Realty Trust	140,431	1,739,940
AG Mortgage Investment Trust, Inc.	51,421	140,894
Agree Realty Corp.	68,135	4,217,556
Alexander & Baldwin, Inc.	113,386	1,272,191
Alexander’s, Inc.	3,568	984,590
American Assets Trust, Inc.	81,655	2,041,375
American Finance Trust, Inc.	176,892	1,105,575
Anworth Mortgage Asset Corp.	156,546	176,897
Apollo Commercial Real Estate Finance, Inc.	255,959	1,899,216
Ares Commercial Real Estate Corp.	49,694	347,361
Armada Hoffler Properties, Inc.	96,794	1,035,696
ARMOUR Residential REIT, Inc.	95,893	844,817
Ashford Hospitality Trust, Inc.	151,161	111,738
Blackstone Mortgage Trust, Inc., Class A	215,868	4,019,462
Bluerock Residential Growth REIT, Inc.	33,801	188,272
Braemar Hotels & Resorts, Inc.	49,634	84,378
BRT Apartments Corp.	16,395	168,049
Capstead Mortgage Corp.	150,981	634,120
CareTrust REIT, Inc.	159,122	2,353,414
Catchmark Timber Trust, Inc., Class A	80,511	581,289
CBL & Associates Properties, Inc.(b)	259,934	52,013
Cedar Realty Trust, Inc.	141,316	131,862
Chatham Lodging Trust	75,070	445,916
Cherry Hill Mortgage Investment Corp.	25,766	159,749
CIM Commercial Trust Corp.	19,931	221,035
City Office REIT, Inc.	87,710	634,143
Clipper Realty, Inc.	23,302	120,704
Colony Credit Real Estate, Inc.	134,953	531,715
Community Healthcare Trust, Inc.	31,529	1,206,930

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
CoreCivic, Inc.	198,156	$2,213,402
CorEnergy Infrastructure Trust, Inc.	21,957	403,570
DiamondRock Hospitality Co.(b)	331,137	1,682,176
Diversified Healthcare Trust	402,838	1,462,302
Dynex Capital, Inc.	36,509	381,154
Easterly Government Properties, Inc.	123,044	3,031,804
EastGroup Properties, Inc.	63,669	6,652,137
Ellington Financial, Inc.	66,361	378,921
Essential Properties Realty Trust, Inc.	153,696	2,007,270
Exantas Capital Corp.	49,855	137,600
Farmland Partners, Inc.	57,422	348,552
First Industrial Realty Trust, Inc.	208,693	6,934,868
Four Corners Property Trust, Inc.	117,318	2,195,020
Franklin Street Properties Corp.	172,245	986,964
Front Yard Residential Corp.	81,717	976,518
Geo Group, Inc.	197,548	2,402,184
Getty Realty Corp.	55,077	1,307,528
Gladstone Commercial Corp.	56,698	814,183
Gladstone Land Corp.	26,573	314,890
Global Medical REIT, Inc.	65,644	664,317
Global Net Lease, Inc.	151,382	2,023,977
Granite Point Mortgage Trust, Inc.	89,009	451,276
Great Ajax Corp.	28,750	182,850
Healthcare Realty Trust, Inc.	219,304	6,125,161
Hersha Hospitality Trust	55,531	198,801
Independence Realty Trust, Inc.	149,913	1,340,222
Industrial Logistics Properties Trust	106,202	1,862,783
Innovative Industrial Properties, Inc.	27,383	2,079,191
Invesco Mortgage Capital, Inc.	305,091	1,040,360
Investors Real Estate Trust	20,257	1,114,135
iStar, Inc.	97,863	1,038,326
Jernigan Capital, Inc.	37,307	408,885
Kite Realty Group Trust	137,191	1,299,199
KKR Real Estate Finance Trust, Inc.	42,248	634,142
Lexington Realty Trust	400,653	3,978,484
LTC Properties, Inc.	65,351	2,019,346
Mack-Cali Realty Corp.	143,459	2,184,881
Monmouth Real Estate Investment Corp.	156,515	1,886,006
National Health Investors, Inc.	70,693	3,500,717
National Storage Affiliates Trust	97,589	2,888,634
New Senior Investment Group, Inc.	140,467	359,596
New York Mortgage Trust, Inc.	628,173	973,668
NexPoint Residential Trust, Inc.	32,302	814,333
Office Properties Income Trust	79,009	2,152,995
One Liberty Properties, Inc.	23,662	329,612
Orchid Island Capital, Inc.	101,731	300,106
Pebblebrook Hotel Trust	217,186	2,365,156
Pennsylvania Real Estate Investment Trust(b)	106,394	96,989
PennyMac Mortgage Investment Trust(f)	163,919	1,740,820
Physicians Realty Trust	312,046	4,349,921
Piedmont Office Realty Trust, Inc., Class A(b)	206,719	3,650,658

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
PotlatchDeltic Corp.	109,566	$3,439,277
Preferred Apartment Communities, Inc., Class A	75,039	538,780
PS Business Parks, Inc.	33,171	4,495,334
QTS Realty Trust, Inc., Class A	95,264	5,526,265
Ready Capital Corp.	63,438	458,022
Redwood Trust, Inc.	186,432	943,346
Retail Opportunity Investments Corp.	189,785	1,573,318
Rexford Industrial Realty, Inc.	187,264	7,679,697
RLJ Lodging Trust	280,930	2,168,780
RPT Realty	129,377	780,143
Sabra Health Care REIT, Inc.	334,433	3,652,008
Safehold, Inc.(b)	20,930	1,323,404
Saul Centers, Inc.	19,209	628,903
Seritage Growth Properties, Class A	56,106	511,126
STAG Industrial, Inc.	247,915	5,583,046
Summit Hotel Properties, Inc.	173,277	731,229
Sunstone Hotel Investors, Inc.	375,472	3,270,361
Tanger Factory Outlet Centers, Inc.(b)	151,491	757,455
Terreno Realty Corp.	109,045	5,643,079
TPG RE Finance Trust, Inc.	80,678	442,922
UMH Properties, Inc.	58,810	638,677
Uniti Group, Inc.	314,347	1,895,512
Universal Health Realty Income Trust	21,157	2,132,837
Urban Edge Properties	191,506	1,687,168
Urstadt Biddle Properties, Inc., Class A	47,121	664,406
Washington Prime Group, Inc.(b)	305,453	245,920
Washington Real Estate Investment Trust	136,638	3,261,549
Western Asset Mortgage Capital Corp.	83,308	190,775
Whitestone REIT	60,527	375,267
Xenia Hotels & Resorts, Inc.	188,459	1,941,128

		179,317,221

Real Estate Management & Development — 0.0%
American Realty Investors, Inc.(a)	3,807	35,177
BBX Capital Corp.	97,788	225,890
CorePoint Lodging, Inc.	65,202	255,592
Forestar Group, Inc.(a)(b)	25,942	268,500
Maui Land & Pineapple Co., Inc.(a)(b)	9,778	106,873
Rafael Holdings, Inc., Class B(a)(b)	18,176	232,835
Transcontinental Realty Investors, Inc.(a)	2,104	43,153

		1,168,020

Recreational Vehicles & Boats — 0.2%
Camping World Holdings, Inc., Class A	53,100	302,139
LCI Industries	40,339	2,695,855
Malibu Boats, Inc., Class A(a)(b)	33,093	952,748
Marine Products Corp.	11,193	90,439
MasterCraft Boat Holdings, Inc.(a)	29,977	218,832

Security	Shares	Value

Recreational Vehicles & Boats (continued)
Winnebago Industries, Inc.	52,643	$1,464,002

		5,724,015

Rental & Leasing Services: Consumer — 0.1%
Avis Budget Group, Inc.(a)	95,530	1,327,867
Hertz Global Holdings, Inc.(a)	167,747	1,036,677
Rent-A-Center, Inc.	84,917	1,200,726

		3,565,270

Restaurants — 1.0%
Biglari Holdings, Inc., Class B(a)(b)	1,451	74,581
BJ’s Restaurants, Inc.	31,562	438,396
Bloomin’ Brands, Inc.	144,597	1,032,423
Brinker International, Inc.	62,037	745,064
Carrols Restaurant Group, Inc.(a)(b)	53,679	97,696
Cheesecake Factory, Inc.	69,339	1,184,310
Cracker Barrel Old Country Store, Inc.	39,942	3,323,973
Dave & Buster’s Entertainment, Inc.	53,285	696,968
Del Taco Restaurants, Inc.(a)	44,875	153,921
Denny’s Corp.(a)(b)	94,889	728,748
Dine Brands Global, Inc.	26,502	760,077
El Pollo Loco Holdings, Inc.(a)	31,836	269,014
Fiesta Restaurant Group, Inc.(a)(b)	35,926	144,782
J Alexander’s Holdings, Inc.(a)	19,348	74,103
Jack in the Box, Inc.	38,400	1,345,920
Kura Sushi USA, Inc., Class A(a)(b)	5,130	61,355
Nathan’s Famous, Inc.	4,875	297,375
Noodles & Co.(a)	46,975	221,252
Papa John’s International, Inc.	37,245	1,987,766
Potbelly Corp.(a)(b)	54,067	167,067
Red Robin Gourmet Burgers, Inc.(a)	21,287	181,365
Ruth’s Hospitality Group, Inc.	45,746	305,583
Shake Shack, Inc., Class A(a)(b)	48,118	1,815,973
Texas Roadhouse, Inc.	109,248	4,511,943
Wingstop, Inc.	48,438	3,860,509

		24,480,164

Scientific Instruments: Control & Filter — 0.6%
Arlo Technologies, Inc.(a)	121,861	296,122
Brady Corp., Class A	80,154	3,617,350
CIRCOR International, Inc.(a)(b)	31,510	366,461
Energy Recovery, Inc.(a)(b)	60,043	446,720
ESCO Technologies, Inc.	42,378	3,216,914
Gorman-Rupp Co.	28,961	903,873
Helios Technologies, Inc.	49,690	1,884,245
Napco Security Technologies, Inc.(a)(b)	19,400	294,298
Thermon Group Holdings, Inc.(a)(b)	53,327	803,638
Watts Water Technologies, Inc., Class A	46,291	3,918,533
Wrap Technologies, Inc.(a)	25,645	109,248

		15,857,402

Scientific Instruments: Electrical — 0.4%
Allied Motion Technologies, Inc.(b)	11,399	270,156
Atkore International Group, Inc.(a)(b)	80,411	1,694,260
AZZ, Inc.	42,754	1,202,243

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Scientific Instruments: Electrical (continued)
EnerSys	70,729	$3,502,500
Franklin Electric Co., Inc.	76,886	3,623,637
Preformed Line Products Co.	5,183	258,269

		10,551,065

Scientific Instruments: Gauges & Meters — 0.4%
Badger Meter, Inc.(b)	47,092	2,524,131
FARO Technologies, Inc.(a)	28,450	1,266,025
Itron, Inc.(a)	56,691	3,165,059
Mesa Laboratories, Inc.(b)	6,527	1,475,690
Transcat, Inc.(a)	11,266	298,549
Vishay Precision Group, Inc.(a)(b)	17,030	341,962

		9,071,416

Scientific Instruments: Pollution Control — 0.4%
CECO Environmental Corp.(a)	50,515	235,905
Covanta Holding Corp.	196,490	1,679,989
Darling Ingredients, Inc.(a)	272,345	5,220,854
Evoqua Water Technologies Corp.(a)(b)	125,902	1,411,361
Heritage-Crystal Clean, Inc.(a)	24,470	397,393
Team, Inc.(a)(b)	48,265	313,723
US Ecology, Inc.	39,217	1,192,197

		10,451,422

Securities Brokerage & Services — 0.1%
GAIN Capital Holdings, Inc.	31,038	173,192
INTL. FCStone, Inc.(a)	26,261	952,224
Siebert Financial Corp.(a)	14,424	104,141

		1,229,557

Semiconductors & Components — 2.1%
Acacia Communications, Inc.(a)	62,782	4,217,695
Adesto Technologies Corp.(a)	44,932	502,789
Alpha & Omega Semiconductor Ltd.(a)	33,866	217,081
Amkor Technology, Inc.(a)	168,221	1,310,442
AXT, Inc.(a)(b)	60,137	193,040
CEVA, Inc.(a)	35,185	877,162
Cirrus Logic, Inc.(a)	96,528	6,335,133
Diodes, Inc.(a)(b)	69,647	2,830,106
DSP Group, Inc.(a)	35,238	472,189
FormFactor, Inc.(a)	124,404	2,499,276
Inphi Corp.(a)	74,434	5,892,940
Lattice Semiconductor Corp.(a)(b)	209,656	3,736,070
MACOM Technology Solutions Holdings, Inc.(a)(b)	78,712	1,490,018
MaxLinear, Inc.(a)	110,243	1,286,536
Power Integrations, Inc.	46,874	4,140,380
Rambus, Inc.(a)	182,126	2,021,599
Semtech Corp.(a)	109,265	4,097,437
Silicon Laboratories, Inc.(a)(b)	71,207	6,081,790
SiTime Corp.(a)	7,675	167,085
SMART Global Holdings, Inc.(a)(b)	22,414	544,660

Security	Shares	Value

Semiconductors & Components (continued)
Vishay Intertechnology, Inc.	219,850	$3,168,038

		52,081,466

Semiconductors & Semiconductor Equipment — 0.1%
Ambarella, Inc.(a)	53,697	2,607,526

Shipping — 0.5%
Diamond S Shipping, Inc.(a)	44,180	521,766
Eagle Bulk Shipping, Inc.(a)(b)	68,018	125,833
GasLog Ltd.	67,107	242,927
Genco Shipping & Trading Ltd.	35,249	226,299
Golar LNG Ltd.	157,384	1,240,186
International Seaways, Inc.	41,673	995,568
Matson, Inc.	71,689	2,195,117
Nordic American Tankers Ltd.	242,831	1,100,024
Safe Bulkers, Inc.(a)	74,538	88,700
Scorpio Tankers, Inc.(b)	73,115	1,397,959
SFL Corp. Ltd.	133,804	1,267,124
Teekay Corp.(a)(b)	116,178	367,123
Teekay Tankers Ltd., Class A(a)	39,535	879,258
Tidewater, Inc.(a)	67,412	477,277

		11,125,161

Software — 0.6%
Castlight Health, Inc., Class B(a)	156,665	113,284
Five9, Inc.(a)(b)	99,101	7,577,263
MobileIron, Inc.(a)	165,400	628,520
Model N, Inc.(a)	54,627	1,213,266
Qualys, Inc.(a)	55,726	4,847,605
Rubicon Project, Inc.(a)(b)	79,386	440,592

		14,820,530

Specialty Retail — 1.7%
1-800-Flowers.com, Inc., Class A(a)	40,181	531,595
Aaron’s, Inc.	112,191	2,555,711
Abercrombie & Fitch Co., Class A	104,356	948,596
America’s Car-Mart, Inc.(a)(b)	10,260	578,151
American Eagle Outfitters, Inc.	261,132	2,075,999
Asbury Automotive Group, Inc.(a)	31,932	1,763,604
Ascena Retail Group, Inc.(a)(b)	11,667	16,217
At Home Group, Inc.(a)(b)	79,483	160,556
Barnes & Noble Education, Inc.(a)	62,905	85,551
Bed Bath & Beyond, Inc.	203,090	855,009
BMC Stock Holdings, Inc.(a)	110,040	1,951,009
Boot Barn Holdings, Inc.(a)	46,362	599,461
Buckle, Inc.	48,040	658,628
Caleres, Inc.	63,303	329,176
Cato Corp., Class A	36,185	386,094
Chico’s FAS, Inc.	188,869	243,641
Children’s Place, Inc.	23,887	467,230
Citi Trends, Inc.	18,654	166,021
Conn’s, Inc.(a)	30,828	128,861
Container Store Group, Inc.(a)	45,627	107,680
Designer Brands, Inc., Class A	109,162	543,627
Express, Inc.(a)(b)	96,161	143,280

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
GameStop Corp., Class A(b)	109,864	$384,524
Genesco, Inc.(a)	23,619	315,077
GNC Holdings, Inc., Class A(a)(b)	126,560	59,243
Group 1 Automotive, Inc.	30,072	1,330,987
Guess?, Inc.	75,161	508,840
Haverty Furniture Cos., Inc.	29,369	349,197
Hibbett Sports, Inc.(a)	29,179	319,072
J. Jill, Inc.(a)	23,985	13,249
Lands’ End, Inc.(a)	16,179	86,396
Lithia Motors, Inc., Class A	37,428	3,061,236
Lumber Liquidators Holdings, Inc.(a)(b)	46,949	220,191
MarineMax, Inc.(a)	34,261	357,000
Michaels Cos., Inc.(a)	128,345	207,919
Monro, Inc.	54,098	2,370,033
Murphy USA, Inc.(a)	48,308	4,075,263
National Vision Holdings, Inc.(a)(b)	129,991	2,524,425
Office Depot, Inc.	902,899	1,480,754
OneWater Marine, Inc., Class A(a)	6,226	47,629
Party City Holdco, Inc.(a)(b)	81,545	37,372
RealReal, Inc.(a)(b)	84,538	592,611
Regis Corp.(a)(b)	38,664	228,504
RTW RetailWinds, Inc.(a)	43,216	9,080
Sally Beauty Holdings, Inc.(a)	193,711	1,565,185
Shoe Carnival, Inc.	15,531	322,579
Sonic Automotive, Inc., Class A	40,668	540,071
Sportsman’s Warehouse Holdings, Inc.(a)(b)	70,856	436,473
Stamps.com, Inc.(a)	27,529	3,580,972
Systemax, Inc.	20,451	362,596
Tailored Brands, Inc.	72,993	127,008
Tilly’s, Inc., Class A	33,361	137,781
Zumiez, Inc.(a)	32,222	558,085

		41,505,049

Steel — 0.2%
Allegheny Technologies, Inc.(a)	208,932	1,775,922
Carpenter Technology Corp.	78,220	1,525,290
Olympic Steel, Inc.	13,771	142,530
Ryerson Holding Corp.(a)	27,174	144,566
Schnitzer Steel Industries, Inc., Class A	41,632	542,881
TimkenSteel Corp.(a)	66,038	213,303

		4,344,492

Technology: Miscellaneous — 0.4%
Benchmark Electronics, Inc.	61,204	1,223,468
CTS Corp.(b)	53,210	1,324,397
Fabrinet(a)	60,892	3,322,268
Kimball Electronics, Inc.(a)	40,186	438,831
Plexus Corp.(a)	48,363	2,638,685

		8,947,649

Telecommunications Equipment — 0.3%
Airgain, Inc.(a)(b)	13,818	102,115
Akoustis Technologies, Inc.(a)(b)	48,386	259,833
Applied Optoelectronics, Inc.(a)(b)	29,336	222,660

Security	Shares	Value

Telecommunications Equipment (continued)
CalAmp Corp.(a)(b)	54,415	$244,868
Cambium Networks Corp.(a)(b)	6,614	37,038
Clearfield, Inc.(a)	16,199	191,958
Knowles Corp.(a)	137,767	1,843,323
Sonim Technologies, Inc.(a)	15,644	10,951
Tessco Technologies, Inc.(b)	9,764	47,746
Viavi Solutions, Inc.(a)(b)	381,559	4,277,276
Vocera Communications, Inc.(a)	51,649	1,097,025

		8,334,793

Textile Products — 0.1%
Culp, Inc.	26,313	193,664
Interface, Inc.	96,084	726,395
Unifi, Inc.(a)	23,703	273,769

		1,193,828

Textiles Apparel & Shoes — 0.7%
Centric Brands, Inc.(a)(b)	24,642	27,599
Crocs, Inc.(a)	114,447	1,944,454
Deckers Outdoor Corp.(a)	46,584	6,242,256
Delta Apparel, Inc.(a)(b)	9,596	99,894
Fossil Group, Inc.(a)	78,740	259,055
G-III Apparel Group Ltd.(a)(b)	73,913	569,130
Kontoor Brands, Inc.(a)	73,573	1,410,394
Oxford Industries, Inc.	27,416	994,104
Rocky Brands, Inc.	10,928	211,457
Steven Madden Ltd.	139,916	3,250,249
Superior Group of Cos., Inc.	18,407	155,723
Vera Bradley, Inc.(a)	31,682	130,530
Vince Holding Corp.(a)	4,847	18,806
Weyco Group, Inc.	9,709	195,831
Wolverine World Wide, Inc.	132,373	2,012,070

		17,521,552

Tobacco — 0.2%
22nd Century Group, Inc.(a)(b)	180,340	135,255
Greenlane Holdings, Inc., Class A(a)(b)	9,262	15,931
Pyxus International, Inc.(a)(b)	12,563	39,071
Turning Point Brands, Inc.(b)	14,165	299,023
Universal Corp.	40,333	1,783,122
Vector Group Ltd.	183,764	1,731,057

		4,003,459

Toys — 0.0%
Funko, Inc., Class A(a)(b)	34,258	136,689

Transportation Miscellaneous — 0.2%
Costamare, Inc.	87,186	394,081
Echo Global Logistics, Inc.(a)	43,305	739,649
General Finance Corp.(a)	16,982	105,968
Hub Group, Inc., Class A(a)	53,358	2,426,188
Scorpio Bulkers, Inc.	93,387	236,269

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Transportation Miscellaneous (continued)
Textainer Group Holdings Ltd.(a)(b)	85,527	$703,032

		4,605,187

Truckers — 0.5%
ArcBest Corp.	41,559	728,114
Covenant Transportation Group, Inc., Class A(a)(b)	20,658	179,105
Daseke, Inc.(a)(b)	77,092	107,929
Forward Air Corp.(b)	47,525	2,407,141
FRP Holdings, Inc.(a)	11,408	490,544
Heartland Express, Inc.	75,060	1,393,864
Marten Transport Ltd.	64,414	1,321,775
PAM Transportation Services, Inc.(a)	2,919	89,759
Roadrunner Transportation Systems, Inc.(a)(b)	5,327	13,584
Saia, Inc.(a)(b)	43,287	3,183,326
Universal Logistics Holdings, Inc.	12,578	164,772
US Xpress Enterprises, Inc., Class A(a)	33,215	110,938
Werner Enterprises, Inc.	74,636	2,706,302
YRC Worldwide, Inc.(a)(b)	50,834	85,401

		12,982,554

Utilities: Electrical — 2.1%
ALLETE, Inc.	89,319	5,419,877
Atlantic Power Corp.(a)	165,051	353,209
Avista Corp.	111,156	4,723,019
Black Hills Corp.	102,034	6,533,237
Clearway Energy, Inc., Class A	57,862	993,491
Clearway Energy, Inc., Class C	130,681	2,456,803
El Paso Electric Co.	67,164	4,564,466
Genie Energy Ltd., Class B	22,491	161,485
MGE Energy, Inc.	57,773	3,782,398
NorthWestern Corp.	85,054	5,088,781
Otter Tail Corp.	65,094	2,894,079
PNM Resources, Inc.	131,705	5,004,790
Portland General Electric Co.	147,913	7,090,949
Spark Energy, Inc., Class A	18,805	117,907
Unitil Corp.	23,567	1,233,025

		50,417,516

Utilities: Gas Distributors — 1.1%
Chesapeake Utilities Corp.(b)	26,885	2,304,313
New Jersey Resources Corp.	157,977	5,366,479
Northwest Natural Holding Co.	50,060	3,091,205
RGC Resources, Inc.	12,427	359,513
South Jersey Industries, Inc.	153,772	3,844,300
Southwest Gas Holdings, Inc.	89,997	6,260,191
Spire, Inc.	82,314	6,130,747

		27,356,748

Utilities: Miscellaneous — 0.2%
Ormat Technologies, Inc.	65,724	4,446,886

Utilities: Telecommunications — 1.2%
8x8, Inc.(a)(b)	160,268	2,221,314

Security	Shares	Value

Utilities: Telecommunications (continued)
ATN International, Inc.	18,529	$1,087,838
Boingo Wireless, Inc.(a)	72,600	770,286
Cincinnati Bell, Inc.(a)(b)	61,447	899,584
Cogent Communications Holdings, Inc.	70,248	5,758,229
Consolidated Communications Holdings, Inc.	118,584	539,557
Frontier Communications Corp.(a)(b)	153,873	58,472
GTT Communications, Inc.(a)(b)	54,523	433,458
IDT Corp., Class B(a)	29,085	157,641
Iridium Communications, Inc.(a)	164,360	3,670,159
j2 Global, Inc.	77,523	5,802,597
ORBCOMM, Inc.(a)	114,678	279,814
Shenandoah Telecommunications Co.(b)	79,813	3,930,790
Spok Holdings, Inc.	35,261	376,940
Vonage Holdings Corp.(a)	376,532	2,722,326

		28,709,005

Utilities: Water — 0.6%
American States Water Co.	60,729	4,963,989
Artesian Resources Corp., Class A	13,005	486,127
California Water Service Group	79,773	4,014,177
Consolidated Water Co. Ltd.	27,377	448,983
Global Water Resources, Inc.	18,165	185,101
Middlesex Water Co.	27,518	1,654,382
Pure Cycle Corp.(a)(b)	30,008	334,589
SJW Group	44,054	2,545,000
York Water Co.	21,139	918,701

		15,551,049

Total Common Stocks — 97.8% (Cost — $2,978,160,124)		2,408,980,654

Investment Companies — 0.9%

Equity Funds — 0.9%
iShares Russell 2000 ETF(d)(f)	190,986	21,860,258

Total Investment Companies — 0.9% (Cost — $21,477,609)		21,860,258

Total Long-Term Investments — 98.7% (Cost — $2,999,637,733)		2,430,840,912

Short-Term Securities — 11.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.35%(d)(e)(f)	254,771,274	254,720,319

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.25% (d)(f)	32,755,776	$32,755,776

Total Short-Term Securities — 11.7% (Cost — $287,521,337)		287,476,095

Value

Total Investments — 110.4% (Cost — $3,287,159,070)	$2,718,317,007

Liabilities in Excess of Other Assets — (10.4)%	(256,999,240)

Net Assets — 100.0%	$2,461,317,767

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of the security was purchased with the cash collateral from loaned securities.
(f)

Investments in issuers considered to be an affiliate/affiliates of the Series during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased		Shares Sold		Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	391,429,044	—		(136,657,770	)(b)	254,771,274	$254,720,319	$1,081,324	(c)	$(47,702)	$(93,295)
BlackRock Cash Funds: Treasury, SL Agency Shares	28,859,257	3,896,519	(b)	—		32,755,776	32,755,776	130,494		—	—
iShares Russell 2000 ETF	97,425	472,615		(379,054)		190,986	21,860,258	47,066		(3,144,010)	(1,731,281)
PennyMac Financial Services, Inc.	3,162	—		—		3,162	69,912	379		—	(37,722)
PennyMac Mortgage Investment Trust	134,041	29,878		—		163,919	1,740,820	—		—	(1,665,201)

							$311,147,085	$1,259,263		$(3,191,712)	$(3,527,499)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Series compliance purposes, the Series’ industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

MBIA	Municipal Bond Investors Assurance (National Public Finance Guaranty Corp.)

REIT	Real Estate Investment Trust

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	563	06/19/20	$32,305	$1,649,241

OTC Total Return Swaps (a)

Reference Entity	Counterparty	Termination Date	Net Notional		Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long:	JPMorgan Chase Bank N.A.	02/08/23	USD	1,600,320	$(73,660	)(b)	$1,524,623	0.07%
	Goldman Sachs. & Co.	02/27/23	USD	1,465,783	158,918	(c)	1,616,886	0.06

					$85,258		$3,141,509

(a)

The Series’ receives the total return on a portfolio of long positions underlying the total return swap. In addition, the Series pays a variable rate of interest, based on a specified benchmark, plus or minus a spread of 65 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

USD — 1D Overnight Bank Funding Rate

USD — 1D Overnight Fed Funds Effective Rate

(b)	Amount includes $2,037 of net dividends and financing fees.
(c)	Amount includes $7,815 of net dividends and financing fees.

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with JPMorgan Chase Bank N.A. as of March 31, 2020 termination date 02/08/23

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks: Diversified
Banner Corp.	1,694	$55,970	3.7%
Boston Private Financial Holdings, Inc.	8,372	59,860	3.9
Central Pacific Financial Corp.	6,077	96,624	6.4
Community Bank System, Inc.	6,139	360,973	23.7
Hanmi Financial Corp.	7,638	82,872	5.4
United Community Banks, Inc.	17,230	315,481	20.7

		971,780

Banks: Savings, Thrift & Mortgage Lending
Brookline Bancorp, Inc.	11,206	126,404	8.3

Computer Services Software & Systems
Mitek Systems, Inc.	19,025	149,917	9.8

Insurance: Multi-Line
Horace Mann Educators Corp.	2,047	74,900	4.9

Leisure Time
Clarus Corp.	4,991	48,912	3.2

Utilities: Telecommunications
Cincinnati Bell, Inc.	10,431	152,710	10.0

Total Reference Entity — Long		1,524,623

Net Value of Reference Entity — JPMorgan Chase Bank N.A.		$1,524,623

The following table represents the individual long positions and related values of the equity securities underlying the total return swap with Goldman Sachs & Co. as of March 31, 2020 termination date 02/27/23

	Shares	Value	% of Basket Value

Reference Entity — Long

Banks: Diversified
Boston Private Financial Holdings, Inc.	6,477	$46,310	2.9%
Columbia Banking System, Inc.	4,502	120,654	7.4
First Financial Bancorp	2,354	35,098	2.2
First Midwest Bancorp, Inc.	2,825	37,389	2.3
Great Western Bancorp, Inc.	5,481	112,251	6.9
Hanmi Financial Corp.	1,899	20,604	1.3
United Community Banks, Inc.	18,518	339,065	21.0

		711,371

Electronic Components
Acacia Research Corp.	57,405	127,439	7.9

Insurance: Life
American Equity Investment Life Holding Co.	2,656	49,933	3.1

Insurance: Multi-Line
PICO Holdings, Inc.	13,289	103,388	6.4

Insurance: Property-Casualty
Employers Holdings, Inc.	10,767	436,171	27.0
ProAssurance Corp.	3,641	91,025	5.6
Stewart Information Services Corp.	3,658	97,559	6.0

		624,755

Total Reference Entity — Long		1,616,886

Net Value of Reference Entity — Goldman Sachs & Co.		$1,616,886

Schedule of Investments (unaudited) (continued) March 31, 2020	Master Small Cap Index Series

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Series has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Series’ policy regarding valuation of investments and derivative financial instruments, refer to the Series’ most recent financial statements as contained in its annual report.

The following tables summarize the Series’ investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:(a)
Common Stocks	$2,408,960,337	$—	$20,317	$2,408,980,654
Investment Companies	21,860,258	—	—	21,860,258
Short-Term Securities	287,476,095	—	—	287,476,095

	$2,718,296,690	$—	$20,317	$2,718,317,007

Derivative Financial Instruments(b)
Assets:
Equity contracts	$1,649,241	$158,918	$—	$1,808,159
Liabilities:
Equity contracts	—	(73,660)	—	(73,660)

	$1,649,241	$85,258	$—	$1,734,499

(a)	See above Schedule of Investments for values in each industry
(b)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.